Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	CK0001433147
Entity Registrant Name	SUPERFUND GOLD, L.P.
Entity Central Index Key	0001433147
Entity Filer Category	Smaller Reporting Company

STATEMENTS OF ASSETS AND LIABILITIES (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
US Government securities, at fair value (amortized)		$ 6,400,000
Due from brokers	13,552,648	17,505,597
Futures contracts purchased	30,068
Unrealized appreciation on open forward contracts	182,189	134,988
Futures contracts sold	155,131	378,483
Cash	9,250,263	5,304,787
Total assets	23,170,299	29,723,855
LIABILITIES
Unrealized depreciation on open forward contracts	101,789	95,397
Futures contracts purchased	89,610	2,237,362
Subscriptions received in advance	84,515	914,000
Redemptions payable	444,547	904,938
Management fee payable	42,929	107,656
Fees payable	40,220	105,056
Total liabilities	803,610	4,364,409
NET ASSETS	22,366,689	25,359,446
SUPERFUND GOLD, L.P.- SERIES A
ASSETS
US Government securities, at fair value (amortized)		3,700,000
Due from brokers	8,151,334	10,182,255
Unrealized appreciation on open forward contracts	111,557	69,300
Futures contracts sold	85,248	189,971
Cash	7,542,936	4,325,976
Total assets	15,891,075	18,467,502
LIABILITIES
Unrealized depreciation on open forward contracts	60,610	51,238
Futures contracts purchased	89,610	1,411,823
Subscriptions received in advance	78,764	336,000
Redemptions payable	280,745	711,068
Management fee payable	29,368	67,674
Fees payable	29,552	70,546
Total liabilities	568,649	2,648,349
NET ASSETS	15,322,426	15,819,153
Series A-1
LIABILITIES
NET ASSETS	11,986,641	12,507,057
Number of Units outstanding	8,423.3	8,359.51
Net asset value per unit	$ 1,423.03	$ 1,496.15
Series A-2
LIABILITIES
NET ASSETS	3,335,785	3,312,096
Number of Units outstanding	2,114.666	2,037.421
Net asset value per unit	$ 1,577.45	$ 1,625.63
SUPERFUND GOLD, L.P.- SERIES B
ASSETS
US Government securities, at fair value (amortized)		2,700,000
Due from brokers	5,401,314	7,323,342
Futures contracts purchased	30,068
Unrealized appreciation on open forward contracts	70,632	65,688
Futures contracts sold	69,883	188,512
Cash	1,707,327	978,811
Total assets	7,279,224	11,256,353
LIABILITIES
Unrealized depreciation on open forward contracts	41,179	44,159
Futures contracts purchased		825,539
Subscriptions received in advance	5,751	578,000
Redemptions payable	163,802	193,870
Management fee payable	13,561	39,982
Fees payable	10,668	34,510
Total liabilities	234,961	1,716,060
NET ASSETS	7,044,263	9,540,293
Series B-1
LIABILITIES
NET ASSETS	3,618,576	5,617,352
Number of Units outstanding	3,258.284	4,524.265
Net asset value per unit	$ 1,110.58	$ 1,241.61
Series B-2
LIABILITIES
NET ASSETS	$ 3,425,687	$ 3,922,941
Number of Units outstanding	2,885.689	3,015.557
Net asset value per unit	$ 1,187.13	$ 1,300.9

STATEMENTS OF ASSETS AND LIABILITIES (Parenthetical) (USD $)	Dec. 31, 2011
US Government securities, amortized cost	$ 6,400,000
SUPERFUND GOLD, L.P.- SERIES A
US Government securities, amortized cost	3,700,000
SUPERFUND GOLD, L.P.- SERIES B
US Government securities, amortized cost	$ 2,700,000

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Interest income	$ 3,425		$ 11,848
Other income	970
Total income	4,395		11,848
Expenses
Incentive fee			648,939
Management fee	593,767		670,647
Brokerage commissions	637,078		541,338
Selling commission	375,206		428,612
Operating expenses	197,922		223,546
Loss on MF Global	12,764		194,753
Other	18,874		16,766
Total expenses	1,835,611		2,724,601
Net investment loss	(1,831,216)		(2,712,753)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(1,633,508)		5,588,766
Net change in unrealized appreciation (depreciation) on futures and forward contracts	1,995,277		(4,490,529)
Net gain (loss) on investments	361,769		1,098,237
Net decrease in net assets from operations	(1,469,447)		(1,614,516)
SUPERFUND GOLD, L.P.- SERIES A
Interest income	1,885		6,191
Other income	520
Total income	2,405		6,191
Expenses
Incentive fee			243,449
Management fee	382,247		383,509
Brokerage commissions	347,717		255,210
Selling commission	270,220		272,237
Operating expenses	127,416		127,836
Loss on MF Global	6,925		93,232
Other	7,984		5,651
Total expenses	1,142,509		1,381,124
Net investment loss	(1,140,104)		(1,374,933)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(871,078)		2,767,330
Net change in unrealized appreciation (depreciation) on futures and forward contracts	1,250,375		(2,413,790)
Net gain (loss) on investments	379,297		353,540
Net decrease in net assets from operations	(760,807)		(1,021,393)
Series A-1
Realized and unrealized gain (loss) on investments
Net decrease in net assets from operations per Unit (based upon weighted average number of Units outstanding during year)	$ (78.96)	[1]	$ (103.81)	[1]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (73.12)		$ (70.5)
Series A-2
Realized and unrealized gain (loss) on investments
Net decrease in net assets from operations per Unit (based upon weighted average number of Units outstanding during year)	$ (39.22)	[2]	$ (96.66)	[2]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (48.18)		$ (45.37)
SUPERFUND GOLD, L.P.- SERIES B
Interest income	1,540		5,657
Other income	450
Total income	1,990		5,657
Expenses
Incentive fee			405,490
Management fee	211,520		287,138
Brokerage commissions	289,361		286,128
Selling commission	104,986		156,375
Operating expenses	70,506		95,710
Loss on MF Global	5,839		101,521
Other	10,890		11,115
Total expenses	693,102		1,343,477
Net investment loss	(691,112)		(1,337,820)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(762,430)		2,821,436
Net change in unrealized appreciation (depreciation) on futures and forward contracts	744,902		(2,076,739)
Net gain (loss) on investments	(17,528)		744,697
Net decrease in net assets from operations	$ (708,640)		$ (593,123)
Series B-1
Realized and unrealized gain (loss) on investments
Net decrease in net assets from operations per Unit (based upon weighted average number of Units outstanding during year)	$ (105.27)	[3]	$ (78.44)	[3]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (131.03)		$ (109.6)
Series B-2
Realized and unrealized gain (loss) on investments
Net decrease in net assets from operations per Unit (based upon weighted average number of Units outstanding during year)	$ (89.97)	[4]	$ (50.73)	[4]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (113.77)		$ (88.9)

[1]	Weighted average number of Units outstanding for Series A-1 for the Years Ended December 31, 2012 and December 31, 2011: 8,629.77 and 8,066.50, respectively.
[2]	Weighted average number of Units outstanding for Series A-2 for the Years Ended December 31, 2012 and December 31, 2011: 2,024.35 and 1,903.44, respectively.
[3]	Weighted average number of Units outstanding for Series B-1 for the Years Ended December 31, 2012 and December 31, 2011: 4,102.09 and 5,422.14, respectively.
[4]	Weighted average number of Units outstanding for Series B-2 for the Years Ended December 31, 2012 and December 31, 2011: 3,076.50 and 3,340.25, respectively.

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net decrease in net assets from operations	$ (1,469,447)	$ (1,614,516)
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(7,948,374)	(33,946,385)
Sales and maturities of U.S. government securities	14,350,000	37,148,549
Amortization of discounts and premiums	(1,626)	(4,077)
Increase (decrease) in due from brokers	3,952,949	(4,700,166)
Increase (decrease) in due from affiliate		5,599
Increase (decrease) in unrealized appreciation on open forward contracts	(47,201)	89,597
Increase (decrease) in unrealized depreciation on open forward contracts	6,392	58,937
Increase (decrease) in futures contracts purchased	(2,177,820)	5,070,283
Increase (decrease) in futures contracts sold	223,352	(728,288)
Increase (decrease) in incentive fee payable		(409,223)
Increase (decrease) in management fee	(64,727)	56,250
Increase (decrease) in fees payable	(64,836)	55,871
Net cash provided by (used in) operating activities	6,758,662	1,082,431
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	2,980,604	10,360,842
Redemptions, net of redemptions payable	(5,793,790)	(9,768,911)
Net cash provided by (used in) financing activities	(2,813,186)	591,931
Net increase (decrease) in cash	3,945,476	1,674,362
Cash, beginning of year	5,304,787	3,630,425
Cash, end of year	9,250,263	5,304,787
SUPERFUND GOLD, L.P.- SERIES A
Cash flows from operating activities
Net decrease in net assets from operations	(760,807)	(1,021,393)
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(4,249,133)	(18,148,163)
Sales and maturities of U.S. government securities	7,950,000	19,399,271
Amortization of discounts and premiums	(867)	(2,089)
Increase (decrease) in due from brokers	2,030,921	(3,668,457)
Increase (decrease) in due from affiliate		5,599
Increase (decrease) in unrealized appreciation on open forward contracts	(42,257)	26,455
Increase (decrease) in unrealized depreciation on open forward contracts	9,372	37,381
Increase (decrease) in futures contracts purchased	(1,322,213)	2,683,769
Increase (decrease) in futures contracts sold	104,723	(333,815)
Increase (decrease) in incentive fee payable		(198,986)
Increase (decrease) in management fee	(38,306)	41,402
Increase (decrease) in fees payable	(40,994)	43,324
Net cash provided by (used in) operating activities	3,640,439	(1,135,702)
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	2,526,295	7,610,644
Redemptions, net of redemptions payable	(2,949,774)	(4,364,498)
Net cash provided by (used in) financing activities	(423,479)	3,246,146
Net increase (decrease) in cash	3,216,960	2,110,444
Cash, beginning of year	4,325,976	2,215,532
Cash, end of year	7,542,936	4,325,976
SUPERFUND GOLD, L.P.- SERIES B
Cash flows from operating activities
Net decrease in net assets from operations	(708,640)	(593,123)
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(3,699,241)	(15,798,222)
Sales and maturities of U.S. government securities	6,400,000	17,749,278
Amortization of discounts and premiums	(759)	(1,988)
Increase (decrease) in due from brokers	1,922,028	(1,031,709)
Increase (decrease) in unrealized appreciation on open forward contracts	(4,944)	63,142
Increase (decrease) in unrealized depreciation on open forward contracts	(2,980)	21,556
Increase (decrease) in futures contracts purchased	(855,607)	2,386,514
Increase (decrease) in futures contracts sold	118,629	(394,473)
Increase (decrease) in incentive fee payable		(210,237)
Increase (decrease) in management fee	(26,421)	14,848
Increase (decrease) in fees payable	(23,842)	12,547
Net cash provided by (used in) operating activities	3,118,223	2,218,133
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	454,309	2,750,198
Redemptions, net of redemptions payable	(2,844,016)	(5,404,413)
Net cash provided by (used in) financing activities	(2,389,707)	(2,654,215)
Net increase (decrease) in cash	728,516	(436,082)
Cash, beginning of year	978,811	1,414,893
Cash, end of year	$ 1,707,327	$ 978,811

STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Series A-1
Weighted Average Limited Partnership Units Outstanding, Basic	8,629.77	8,066.5
Series A-2
Weighted Average Limited Partnership Units Outstanding, Basic	2,024.35	1,903.44
Series B-1
Weighted Average Limited Partnership Units Outstanding, Basic	4,102.09	5,422.14
Series B-2
Weighted Average Limited Partnership Units Outstanding, Basic	3,076.5	3,340.25

Nature of Operations	12 Months Ended
Dec. 31, 2012
Nature of Operations
(1)	Nature of Operations

Organization and Business

Superfund Gold, L.P., a Delaware limited partnership (the “Fund”), commenced operations on April 1, 2009. The Fund was organized to trade speculatively in the United States and international commodity futures and forward markets using a strategy developed by Superfund Capital Management, Inc., the general partner and trading advisor of the Fund (“Superfund Capital Management”). The Fund has issued two series of units of limited partnership interest (“Units”), each with a subseries, Series A-1/A-2 and Series B-1/B-2 (each a “Series”). Series A-1/A-2 and Series B-1/B-2 are traded and managed the same way, with the exception of the degree of leverage. Series B implements the Fund’s futures and forward trading program at a leverage level equal to approximately 1.5 times that implemented on behalf of Series A. Over the long term (periods of several years), the targeted average ratio of margin to equity for Series A is approximately 20% and approximately 30% for Series B. The leverage with which each of the Series is traded is the only difference between the Series. Sub-Series within a Series are not managed differently. Rather, Series A-1 Units and Series B-1 Units are subject to selling commissions. Series A-2 Units and Series B-2 Units are not subject to selling commissions but are available exclusively to: (i) investors participating in selling agent asset-based or fixed-fee investment programs or a registered investment adviser’s asset-based fee or fixed-fee advisory program through which an investment adviser recommends a portfolio allocation to the Fund and for which Superfund USA, LLC (“Superfund USA”) serves as selling agent, (ii) investors who purchased the Units through Superfund USA or an affiliated broker and who are commodity pools operated by commodity pool operators registered as such with the Commodity Futures Trading Commission and (iii) investors who have paid the maximum selling commission on their Series A-1 or Series B-1 Units (by re-designation of such Units as Series A-2 Units or Series B-2 Units as described herein). The foregoing eligibility requirements and selling commissions are the only differences between the Sub-Series within a Series.

The term of the Fund commenced on the day on which the Certificate of Limited Partnership was filed with the Secretary of State of the State of Delaware pursuant to the provisions of the Delaware Revised Uniform Limited Partnership Act and shall end upon the first to occur of the following: (i) receipt by Superfund Capital Management of an approval to dissolve the Fund at a specified time by Limited Partners owning Units representing more than fifty percent (50%) of the outstanding Units of each Series then owned by Limited Partners of each Series, notice of which is sent by certified mail return receipt requested to Superfund Capital Management not less than 90 days prior to the effective date of such dissolution; (ii) withdrawal, insolvency or dissolution of Superfund Capital Management or any other event that causes Superfund Capital Management to cease to be the general partner of the Fund, unless (a) at the time of each event there is at least one remaining general partner of the Fund who carries on the business of the Fund (and each remaining general partner of the Fund is hereby authorized to carry on the business of general partner of the Fund in such an event), or (b) within 120 days after such event Limited Partners of a Series holding a majority of Units of such Series agree in writing to continue the business of the Fund and such Series and to the appointment, effective as of the date of such event, of one or more general partners of the Fund and such Series; (iii) a decline in the aggregate net assets of each Series to less than $500,000 at any time following commencement of trading in the Series; or (iv) any other event which shall make it unlawful for the existence of the Fund to be continued or which requires termination of the Fund.

Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Significant Accounting Policies
(2)	Basis of Presentation and Significant Accounting Policies

(a)	Basis of Presentation

Pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”), audited financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and presented for the Fund as a whole, as the SEC registrant, and for Series A and Series B individually. For the avoidance of doubt, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable only against the assets of such Series and not against the assets of the Fund generally or any other Series. Accordingly, the assets of one Series of the Fund include only those funds and other assets that are paid to, held by or distributed to the Fund on account of and for the benefit of that Series, including, without limitation, funds delivered to the Fund for the purchase of Units in that Series.

(b)	Valuation of Investments in Futures Contracts, Forward Contracts and U.S Treasury Bills

All commodity interests (including derivative financial instruments and derivative commodity instruments) are used for trading purposes. The commodity interests are recorded on a trade date basis and open contracts are recorded in the statements of assets and liabilities at fair value on the last business day of the period, which represents market value for those commodity interests for which market quotes are readily available. Exchange-traded futures contracts are valued at settlement prices published by the recognized exchange. Any spot and forward foreign currency contracts held by the Fund will be valued at published settlement prices or at dealers’ quotes. The Fund uses the amortized cost method for valuing U.S. Treasury bills due to the short-term nature of such instruments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates fair value (See Note (2)(h) – Fair Value Measurements).

(c)	Translation of Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the period end exchange rates. Purchases and sales of investments and income and expenses that are denominated in foreign currencies are translated into U.S. dollar amounts on the transaction date. Adjustments arising from foreign currency transactions are reflected in the statements of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations from changes in market prices of investments held. Such fluctuations are included in net realized and unrealized gain (loss) on investments in the statements of operations.

(d)	Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis. Interest income and expenses are recognized on the accrual basis. The Fund uses the amortized cost method for valuing U.S. Treasury bills. Operating expenses of the Fund are allocated to each Series in proportion to the net asset value of the Series at the beginning of each month. Expenses directly attributable to a particular Series are charged directly to that Series.

Gains or losses are realized when contracts are liquidated. Unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the statements of financial condition as a net gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 210-20, Offsetting - Balance Sheet.

(e)	Income Taxes

The Fund does not record a provision for U.S. income taxes because the partners report their share of the Fund’s income or loss on their returns. The financial statements reflect the Fund’s transactions without adjustment, if any, required for income tax purposes.

Superfund Capital Management has evaluated the application of ASC 740, Income Taxes (“ASC 740”) to the Fund, to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this evaluation, the Fund has determined no reserves for uncertain tax position are required to be recorded as a result of the application of ASC 740. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements. The Fund files federal and various state tax returns. The 2009 through 2012 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

(f)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires Superfund Capital Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(g)	Recently Issued Accounting Pronouncements

ASU 2011-11

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The General Partner is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

In January 2013, the FASB issued guidance to clarify the scope of disclosures about offsetting assets and liabilities. The amendments clarify that the scope of guidance issued in December 2011 to enhance disclosures around financial instrument and derivative instruments that are either (a) offset, or (b) subject to a master netting agreement or similar agreement, irrespective of whether they are offset, applies to derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. The amendments are effective for interim and annual periods beginning on or after January 1, 2013. Adoption is not expected to have a material impact on the Funds’ financial statements.

ASU 2011-04

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Fund adopted ASU 2011-04 as of January 1, 2012. The adoption of the provisions of ASU 2011-04 has not had a material impact on the Fund’s financial statement disclosures.

(h)	Fair Value Measurements

The Fund follows ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2	Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.
Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining fair value, the Fund separates its financial instruments into two categories: U.S. government securities and derivative contracts.

U.S. Government Securities. The Fund’s only market exposure in instruments held other than for trading is in its U.S. Treasury Bill portfolio. As the Fund uses the amortized cost method for valuing its U.S. Treasury Bill portfolio, which approximates fair value, this portfolio is classified within level 2 of the fair value hierarchy.

Derivative Contracts. Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Fund has exposure to exchange-traded derivative contracts through the Fund’s trading of exchange-traded futures contracts. The Fund’s exchange-traded futures contract positions are valued daily at settlement prices published by the applicable exchanges. In such cases, provided they are deemed to be actively traded, exchange-traded derivatives are classified within level 1 of the fair value hierarchy. Less actively traded exchange-traded derivatives fall within level 2 of the fair value hierarchy.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market-clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. For OTC derivatives that trade in liquid markets, such as generic forwards and swaps, model inputs can generally be verified and model selection does not involve significant management judgment. The OTC derivatives held by the Fund may include forwards and swaps. Spot and forward foreign currency contracts held by the Fund are valued at published daily settlement prices or at dealers’ quotes. The Fund’s forward positions are typically classified within level 2 of the fair value hierarchy.

Certain OTC derivatives traded in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within level 3 of the fair value hierarchy. Where the Fund does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on level 1 and/or level 2 inputs that can be observed in the market, as well as unobservable level 3 inputs. Subsequent to initial recognition, the Fund updates the level 1 and level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within level 3. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances where the Fund cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value. The Fund attempts to avoid holding less liquid OTC derivatives. However, once held, the market for any particular derivative contract could become less liquid during the holding period.

As of and during the years ended December 31, 2012 and December 31, 2011, the Fund held no investments or derivative contracts valued using level 3 inputs.

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2012:

Superfund Gold, L.P.

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$182,189	$—	$182,189	$—
Futures contracts purchased	30,068	30,068	—	—
Futures contracts sold	155,131	155,131	—	—

Total Assets Measured at Fair Value	$367,388	$185,199	$182,189	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$101,789	$—	$101,789	$—
Futures contracts purchased	89,610	89,610	—	—

Total Liabilities Measured at Fair Value	$191,399	$89,610	$101,789	$—

Superfund Gold, L.P. – Series A

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$111,557	$—	$111,557	$—
Futures contracts sold	85,248	85,248	—	—

Total Assets Measured at Fair Value	$196,805	$85,248	$111,557	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$60,610	$—	$60,610	$—
Futures contracts purchased	89,610	89,610	—	—

Total Liabilities Measured at Fair Value	$150,220	$89,610	$60,610	$—

Superfund Gold, L.P. – Series B

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$70,632	$—	$70,632	$—
Futures contracts purchased	30,068	30,068	—	—
Futures contracts sold	69,883	69,883	—	—

Total Assets Measured at Fair Value	$170,583	$99,951	$70,632	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$41,179	$—	$41,179	$—

Total Liabilities Measured at Fair Value	$41,179	$—	$41,179	$—

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2011:

Superfund Gold, L.P.

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$6,400,000	$—	$6,400,000	$—
Unrealized appreciation on open forward contracts	134,988	—	134,988	—
Futures contracts sold	378,483	378,483	—	—

Total Assets Measured at Fair Value	$6,913,471	$378,483	$6,534,988	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$95,397	$—	$95,397	$—
Futures contracts sold	2,237,362	2,237,362	—	—

Total Liabilities Measured at Fair Value	$2,332,759	$2,237,362	$95,397	$—

Superfund Gold, L.P. – Series A

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$3,700,000	$—	$3,700,000	$—
Unrealized appreciation on open forward contracts	69,300	—	69,300	—
Futures contracts sold	189,971	189,971	—	—

Total Assets Measured at Fair Value	$3,959,271	$189,971	$3,769,300	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$51,238	$—	$51,238	$—
Futures contracts purchased	1,411,823	1,411,823	—	—

Total Liabilities Measured at Fair Value	$1,463,061	$1,411,823	$51,238	$—

Superfund Gold, L.P. – Series B

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$2,700,000	$—	$2,700,000	$—
Unrealized appreciation on open forward contracts	65,688	—	65,688	—
Futures contracts sold	188,512	188,512	—	—

Total Assets Measured at Fair Value	$2,954,200	$188,512	$2,765,688	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$44,159	$—	$44,159	$—
Futures contracts purchased	825,539	825,539	—	—

Total Liabilities Measured at Fair Value	$869,698	$825,539	$44,159	$—

For the years ended December 31, 2012 and 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

Disclosure of derivative instruments and hedging activities	12 Months Ended
Dec. 31, 2012
Disclosure of derivative instruments and hedging activities
(3)	Disclosure of derivative instruments and hedging activities

The Fund follows ASC 815, Disclosures about Derivative Instruments and Hedging Activities (“ASC 815”). ASC 815 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Derivative instruments held by the Fund do not qualify as derivative instruments held as hedging instruments, as defined in ASC 815. Instead, the Fund includes derivative instruments in its trading activity. Per the requirements of ASC 815, the Fund discloses the gains and losses on its trading activities for both derivative and nonderivative instruments in the Statement of Operations for each Series.

The Fund engages in the speculative trading of forward contracts in currency and futures contracts in a wide range of commodities, including equity markets, interest rates, food and fiber, energy, livestock and metals. ASC 815 requires entities to recognize all derivatives instruments as either assets or liabilities at fair value in the statement of financial position. Investments in forward contracts and commodity futures contracts are recorded in the Statements of Assets and Liabilities as “unrealized appreciation or depreciation on open forward contracts and futures contracts purchased and futures contracts sold.” Since the derivatives held or sold by the Fund are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of ASC 815. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Fund’s realized and unrealized gain (loss) on investments in the Statements of Operations.

Superfund Capital Management believes futures and forward trading activity expressed as a percentage of net assets is indicative of trading activity. Information concerning the fair value of the Fund’s derivatives held long or sold short, as well as information related to the annual average volume of the Fund’s derivative activity, is as follows:

Superfund Gold, L.P.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012	Liability Derivatives at December 31, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$182,189	$—	$182,189
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(101,789)	(101,789)
Futures contracts	Futures contracts purchased	30,068	(89,610)	(59,542)
Futures contracts	Futures contracts sold	155,131	—	155,131

Totals		$367,388	$(191,399)	$175,989

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$134,988	$—	$134,988
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(95,397)	(95,397)
Futures contracts	Futures contracts purchased	—	(2,237,362)	(2,237,362)
Futures contracts	Futures contracts sold	378,483	—	378,483

Totals		$513,471	$(2,332,759)	$(1,819,288)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain on futures and forward contracts	$263,199	$40,809
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	(1,896,707)	1,954,468

Total		$(1,633,508)	$1,995,277

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(119,549)	$(148,534)
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	5,708,315	(4,341,995)

Total		$5,588,766	$(4,490,529)

Superfund Gold, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2012:

	As of December 31, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$181,362	0.8	$(16,748)	(0.1)	$827	0.0	*	$(85,041)	(0.4)	$80,400
Currency	80,981	0.4	(91,145)	(0.4)	260,503	1.2		(2,294)	(0.0)*	248,045
Financial	172,165	0.8	(15,042)	(0.1)	1,613	0.0	*	—	—	158,736
Food & Fiber	—	—	—	—	123,461	0.6		(3,116)	(0.0)*	120,345
Indices	365,180	1.6	(95,225)	(0.4)	—	—		(504)	(0.0)*	269,451
Metals	88,702	0.4	(658,888)	(2.9)	226,985	1.0		(448,613)	(2.0)	(791,814)
Energy	94,444	0.4	(714)	(0.0)*	194,796	0.9		(197,700)	(0.9)	90,826

Totals	$982,834	4.4	$(877,762)	(3.9)	$808,185	3.6		$(737,268)	(3.3)	$175,989

*	Due to rounding

Superfund Gold, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$5,543	0.0	*	$(44,476)	(0.2)	$129,445	0.5	$(50,921)	(0.2)	$39,591
Currency	68,883	0.3		(400)	(0.0)*	91,363	0.4	(6,081)	(0.0)*	153,765
Financial	33,539	0.1		(27,659)	(0.1)	—	—	(11,937)	(0.0)*	(6,057)
Food & Fiber	32,513	0.1		(1,800)	(0.0)*	85,412	0.3	(62,115)	(0.2)	54,010
Indices	10,041	0.0	*	(1,848)	(0.0)*	77,622	0.3	(18,751)	(0.1)	67,064
Metals	1,110	0.0	*	(2,265,102)	(8.9)	163,647	0.6	(44,307)	(0.2)	(2,144,652)
Livestock	—	—		—	—	19,430	0.1	(480)	(0.0)*	18,950
Energy	—	—		(86,639)	(0.3)	84,680	0.3	—	—	(1,959)

Totals	$151,629	0.5		$(2,427,924)	(9.5)	$651,599	2.5	$(194,592)	(0.7)	$(1,819,288)

*	Due to rounding

Superfund Gold, L.P. average* contract volume by market sector for the Year Ended December 31, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	93	85	$495,922	$495,459

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	826	930
Financial	2,395	552
Food & Fiber	88	182
Indices	1,087	664
Metals	771	240
Livestock	31	110
Energy	385	368

Totals	5,676	3,131

*	Based on quarterly holdings

Superfund Gold, L.P. average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	75	73	$409,877	$343,903

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,023	224
Financial	1,726	510
Food & Fiber	131	71
Indices	659	471
Metals	393	136
Livestock	57	26
Energy	295	418

Totals	4,359	1,929

*	Based on quarterly holdings

Superfund Gold, L.P. trading results by market sector:

	For the Year Ended December 31, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$263,199	$40,809	$304,008
Currency	(1,162,365)	94,280	(1,068,085)
Financial	639,203	164,793	803,996
Food & Fiber	(737,597)	66,335	(671,262)
Indices	26,837	202,387	229,224
Metals	(1,278,198)	1,352,838	74,640
Livestock	(64,462)	(18,950)	(83,412)
Energy	679,875	92,785	772,660

Total net trading gains (losses)	$(1,633,508)	$1,995,277	$361,769

	For the Year Ended December 31, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Losses	Net Trading Gains (Losses)
Foreign Exchange	$(119,549)	$(148,534)	$(268,083)
Currency	(1,508,127)	(364,592)	(1,872,719)
Financial	2,001,449	(111,250)	1,890,199
Food & Fiber	(517,447)	(140,240)	(657,687)
Indices	(1,877,005)	(70,964)	(1,947,969)
Metals	6,405,112	(3,499,677)	2,905,435
Livestock	(284,910)	(73,510)	(358,420)
Energy	1,489,243	(81,762)	1,407,481

Total net trading gains (losses)	$5,588,766	$(4,490,529)	$1,098,237

Superfund Gold, L.P. – Series A

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012	Liability Derivatives at December 31, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$111,557	$—	$111,557
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(60,610)	(60,610)
Futures contracts	Futures contracts purchased	—	(89,610)	(89,610)
Futures contracts	Futures contracts sold	85,248	—	85,248

Totals		$196,805	$(150,220)	$46,585

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$69,300	$—	$69,300
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(51,238)	(51,238)
Futures contracts	Futures contracts purchased	—	(1,411,823)	(1,411,823)
Futures contracts	Futures contracts sold	189,971	—	189,971

Totals		$259,271	$(1,463,061)	$(1,203,790)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain on futures and forward contracts	$121,297	$32,885
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	(992,375)	1,217,490

Total		$(871,078)	$1,250,375

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(96,463)	$(63,836)
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	2,863,793	(2,349,954)

Total		$2,767,330	$(2,413,790)

Superfund Gold, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2012:

	As of December 31, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$111,070	0.7	$(9,470)	(0.1)	$487	0.0	*	$(51,140)	(0.3)	$50,947
Currency	47,906	0.4	(53,895)	(0.4)	147,619	1.0		(1,338)	(0.0)*	140,292
Financial	101,664	0.7	(8,770)	(0.1)	1,033	0.0	*	—	—	93,927
Food & Fiber	—	—	—	—	71,612	0.5		(1,733)	(0.0)*	69,879
Indices	220,513	1.5	(56,336)	(0.4)	—	—		(277)	(0.0)*	163,900
Metals	50,177	0.3	(444,540)	(2.9)	132,145	0.9		(257,418)	(1.7)	(519,636)
Energy	54,057	0.4	(386)	(0.0)*	105,825	0.7		(112,220)	(0.8)	47,276

Totals	$585,387	4.0	$(573,397)	(3.9)	$458,721	3.1		$(424,126)	(2.8)	$46,585

*	Due to rounding

Superfund Gold, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$2,774	0.0	*	$(23,321)	(0.1)	$66,526	0.4	$(27,917)	(0.2)	$18,062
Currency	37,100	0.2		(200)	(0.0)*	47,744	0.3	(3,781)	(0.0)	80,863
Financial	17,166	0.1		(14,552)	(0.1)	—	—	(6,656)	(0.0)	(4,042)
Food & Fiber	17,413	0.1		(675)	(0.0)*	44,589	0.3	(32,982)	(0.2)	28,345
Indices	5,624	0.1		(907)	(0.0)*	38,232	0.2	(12,206)	(0.1)	30,743
Metals	1,110	0.0	*	(1,428,849)	(9.0)	88,207	0.6	(25,326)	(0.2)	(1,364,858)
Livestock	—	—		—	—	9,670	0.1	—	—	9,670
Energy	—	—		(45,053)	(0.3)	42,480	0.3	—	—	(2,573)

Totals	$81,187	0.5		$(1,513,557)	(9.5)	$337,448	2.2	$(108,868)	(0.7)	$(1,203,790)

*	Due to rounding

Series A average* contract volume by market sector for the Year Ended December 31, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	48	44	$271,002	$272,449

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	450	500
Financial	1,301	300
Food & Fiber	47	100
Indices	603	356
Metals	435	131
Livestock	17	60
Energy	211	204

Totals	3,112	1,695

*	Based on quarterly holdings

Series A average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	36	35	$184,028	$159,210

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	479	111
Financial	805	235
Food & Fiber	61	36
Indices	283	229
Metals	181	62
Livestock	27	13
Energy	138	202

Totals	2,010	923

*	Based on quarterly holdings

Series A trading results by market sector:

	For the Year Ended December 31, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$121,297	$32,885	$154,182
Currency	(570,390)	59,429	(510,961)
Financial	348,139	97,969	446,108
Food & Fiber	(406,993)	41,534	(365,459)
Indices	100,339	133,157	233,496
Metals	(748,732)	845,222	96,490
Livestock	(46,044)	(9,670)	(55,714)
Energy	331,306	49,849	381,155

Total net trading gains (losses)	$(871,078)	$1,250,375	$379,297

	For the Year Ended December 31, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Losses	Net Trading Gains (Losses)
Foreign Exchange	$(96,463)	$(63,836)	$(160,299)
Currency	(853,077)	(142,275)	(995,352)
Financial	945,914	(48,501)	897,413
Food & Fiber	(253,834)	(53,436)	(307,270)
Indices	(930,898)	(25,509)	(956,407)
Metals	3,488,133	(2,014,291)	1,473,842
Livestock	(149,450)	(31,300)	(180,750)
Energy	617,005	(34,642)	582,363

Total net trading gains (losses)	$2,767,330	$(2,413,790)	$353,540

Superfund Gold, L.P. – Series B

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012	Liability Derivatives at December 31, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$70,632	$—	$70,632
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(41,179)	(41,179)
Futures contracts	Futures contracts purchased	30,068	—	30,068
Futures contracts	Futures contracts sold	69,883	—	69,883

Totals		$170,583	$(41,179)	$129,404

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$65,688	$—	$65,688
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(44,159)	(44,159)
Futures contracts	Futures contracts purchased	—	(825,539)	(825,539)
Futures contracts	Futures contracts sold	188,512	—	188,512

Totals		$254,200	$(869,698)	$(615,498)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain on futures and forward contracts	$141,902	$7,924
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	(904,332)	736,978

Total		$(762,430)	$744,902

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign Exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(23,086)	$(84,698)
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	2,844,522	(1,992,041)

Total		$2,821,436	$(2,076,739)

Superfund Gold, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2012:

	As of December 31, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$70,292	1.0	$(7,278)	(0.1)	$340	0.0	*	$(33,901)	(0.5)	$29,453
Currency	33,075	0.5	(37,250)	(0.5)	112,884	1.5		(956)	(0.0)*	107,753
Financial	70,501	1.0	(6,272)	(0.1)	580	0.0	*	—	—	64,809
Food & Fiber	—	—	—	—	51,849	0.7		(1,383)	(0.0)*	50,466
Indices	144,667	2.1	(38,889)	(0.6)	—	—		(227)	(0.0)*	105,551
Metals	38,525	0.5	(214,348)	(3.0)	94,840	1.3		(191,195)	(2.7)	(272,178)
Energy	40,387	0.6	(328)	(0.0)*	88,971	1.3		(85,480)	(1.2)	43,550

Totals	$397,447	5.6	$(304,365)	(4.3)	$349,464	4.8		$(313,142)	(4.4)	$129,404

*	Due to rounding

Superfund Gold, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$2,769	0.0	*	$(21,155)	(0.3)	$62,919	0.7	$(23,004)	(0.2)	$21,529
Currency	31,783	0.3		(200)	(0.0)*	43,619	0.4	(2,300)	(0.0)*	72,902
Financial	16,373	0.1		(13,107)	(0.1)	—	—	(5,281)	(0.1)	(2,015)
Food & Fiber	15,100	0.1		(1,125)	(0.0)*	40,823	0.4	(29,133)	(0.3)	25,665
Indices	4,417	0.0	*	(941)	(0.0)*	39,390	0.4	(6,545)	(0.1)	36,321
Metals	—	—		(836,253)	(8.8)	75,440	0.8	(18,981)	(0.2)	(779,794)
Livestock	—	—		—	—	9,760	0.1	(480)	(0.0)*	9,280
Energy	—	—		(41,586)	(0.4)	42,200	0.4	—	—	614

Totals	$70,442	0.5		$(914,367)	(9.6)	$314,151	3.2	$(85,724)	(0.9)	$615,498

*	Due to rounding

Series B average* contract volume by market sector for the Year Ended December 31, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	45	41	$224,920	$223,010

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	376	430
Financial	1,094	252
Food & Fiber	41	82
Indices	484	308
Metals	336	109
Livestock	14	50
Energy	174	164

Totals	2,564	1,436

*	Based on quarterly holdings

Series B average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	39	38	$225,849	$184,693

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	544	113
Financial	921	275
Food & Fiber	70	35
Indices	376	242
Metals	212	74
Livestock	30	13
Energy	157	216

Totals	2,349	1,006

*	Based on quarterly holdings

Series B trading results by market sector:

	For the Year Ended December 31, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$141,902	$7,924	$149,826
Currency	(591,975)	34,851	(557,124)
Financial	291,064	66,824	357,888
Food & Fiber	(330,604)	24,801	(305,803)
Indices	(73,502)	69,230	(4,272)
Metals	(529,466)	507,616	(21,850)
Livestock	(18,418)	(9,280)	(27,698)
Energy	348,569	42,936	391,505

Total net trading gains (losses)	$(762,430)	$744,902	$(17,528)

	For the Year Ended December 31, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Losses	Net Trading Gains (Losses)
Foreign Exchange	$(23,086)	$(84,698)	$(107,784)
Currency	(655,050)	(222,317)	(877,367)
Financial	1,055,535	(62,749)	992,786
Food & Fiber	(263,613)	(86,804)	(350,417)
Indices	(946,107)	(45,455)	(991,562)
Metals	2,916,979	(1,485,386)	1,431,593
Livestock	(135,460)	(42,210)	(177,670)
Energy	872,238	(47,120)	825,118

Total net trading gains (losses)	$2,821,436	$(2,076,739)	$744,697

Due from/to Brokers	12 Months Ended
Dec. 31, 2012
Due from/to Brokers
(4)	Due from/to Brokers

Due from brokers consist of proceeds from securities sold. Amounts due from brokers may be restricted to the extent that they serve as deposits for securities sold short. Amounts due to brokers represent margin borrowings that are collateralized by certain securities. As of December 31, 2012, there were no amounts due to brokers.

In the normal course of business, all of the Fund’s marketable securities transactions, money balances and marketable security positions are transacted with brokers. The Fund is subject to credit risk to the extent any broker with whom it conducts business is unable to fulfill contractual obligations on its behalf. On October 31, 2011, MF Global, one of the Fund’s clearing brokers at the time, reported to the SEC and the CFTC possible deficiencies in customer segregated accounts held at the firm. As a result, the SEC and CFTC determined that a liquidation proceeding led by the Securities Investor Protection Corporation (“SIPC”) would be the safest and most prudent course of action to protect customer accounts and assets, and SIPC initiated the liquidation of MF Global under the Securities Investor Protection Act. Superfund Capital Management closely monitored MF Global in the weeks prior to October 31, 2011 and began reducing the Fund’s exposure to MF Global. In October, total trading positions and assets of the Fund held at MF Global were reduced and steps were initiated to transfer all remaining positions and assets from MF Global to other clearing brokers prior to the bankruptcy filing. In the fourth quarter of 2011, the SIPC liquidation Trustee announced that the shortfall in the customer segregated funds account could be as much as 22% or more. After consideration of the Fund’s exposure, Superfund Capital Management caused the Fund to take a reserve to account for the Fund’s estimated exposure to such 22% shortfall. Series A-1 recorded a reserve that reduced the net asset value by approximately $74,000, Series A-2 recorded a reserve that reduced the net asset value by approximately $19,000, Series B-1 recorded a reserve that reduced the net asset value by approximately $58,000 and Series B-2 recorded a reserve that reduced the net asset value by approximately $43,000 as of December 31, 2011.

Since the Fund’s initial reserve was taken, an active market developed for MF Global claims similar to the Fund’s. As a result, Superfund Capital Management recently received bids from third parties for the purchase of the Fund’s MF Global claims. Following this process, Superfund Capital Management determined it was in the best interests of the Fund to sell its MF Global claims, and the Fund closed on the sale in the amount of $312,885 for Series A and $335,057 for Series B on June 11, 2012. Although the sale did not close until June 11, 2012, Superfund Capital Management recognized the change in reserve prior to closing the Fund’s books effective May 31, 2012. Because the sale price was slightly less than the carrying amount of the Fund’s assets on deposit at MF Global as reduced by the reserve taken as of October 31, 2011, each Series recognized an additional reduction in value as of May 31, 2012 due to the sale. Such change in reserve is presented as “Loss on MF Global” on the Statements of Operations. On May 31, 2012, the net asset value of the Series A-1 Units was reduced by approximately 0.05% (or approximately $0.86 per Unit); the net asset value of the Series A-2 Units was reduced by approximately 0.05% (or approximately $0.94 per Unit); the net asset value of the Series B-1 Units was reduced by approximately 0.07% (or approximately $1.06 per Unit); and the net asset value of the Series B-2 Units was reduced by approximately 0.07% (or approximately $1.12 per Unit). Following this sale, the Fund no longer has any exposure to MF Global.

Allocation of Net Profits and Losses	12 Months Ended
Dec. 31, 2012
Allocation of Net Profits and Losses
(5)	Allocation of Net Profits and Losses

In accordance with the Third Amended and Restated Limited Partnership Agreement (the “Limited Partnership Agreement”), net profits and losses of the Fund are allocated to partners according to their respective interests in the Fund as of the beginning of each month.

Subscriptions received in advance, if any, represent cash received prior to December 31 for contributions of the subsequent month and do not participate in the earnings of the Fund until the following January.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
(6)	Related Party Transactions

Superfund Capital Management shall be paid a management fee equal to one-twelfth of 2.25% of month-end net assets (2.25% per annum) and operating and ongoing offering expenses equal to one-twelfth of 0.75% of month-end net assets (0.75% per annum) when considered together, not to exceed the amount of actual expenses incurred. Superfund Capital Management will also be paid a monthly performance/incentive fee equal to 25% of the new appreciation without respect to interest income or any changes in net asset due to changes in value of the Fund’ dollar for dollar gold position. Trading losses will be carried forward and no further performance/incentive fee may be paid until the prior losses have been recovered. In addition, Superfund Asset Management LLC, an affiliate of Superfund Capital Management, serves as the introducing broker for the Fund’s futures transactions and receives a portion of the brokerage commissions paid by the Fund in connection with its futures trading. Superfund USA, LLC, an entity related to Superfund Capital Management by common ownership, shall be paid selling commissions equal to 2% of the month-end net asset value per Series A-1 Unit and Series B-1 Unit (one-twelfth of 2% per month). These amounts are included under “Selling commission” in the Statements of Operations. However, the maximum cumulative selling commission per Unit is limited to 10% of the gross offering proceeds of such Unit.

Superfund Capital Management will also be paid a monthly performance/incentive fee equal to 25% of the new appreciation without respect to interest income. Trading losses will be carried forward and no further performance/incentive fee may be paid until the prior losses have been recovered.

As of December 31, 2012, Superfund Capital Management owned 514.918 Units of Series A-1, representing 6.11% of the total issued Units of Series A-1, and 434.258 Units of Series B-1, representing 13.33% of the total issued Units of Series B-1, having a combined value of $1,215,029. Losses allocated to Units of Series A-1 and Series B-1 owned by Superfund Capital Management were $173,874 for the year ended December 31, 2012. Superfund Capital Management did not make any contributions to or withdrawals from any Series during this period. Superfund Capital Management’s ownership of Units of Series A-1 and Series A-2 is included in the overall changes in capital activity reported in the Statements of Changes in Net Assets.

Financial Highlights	12 Months Ended
Dec. 31, 2012
Financial Highlights
(7)	Financial Highlights

Financial highlights for year ended December 31, 2012, are as follows:

	SERIES A-1	SERIES A-2
Total return*
Total return before incentive fees and MF Global reserve	(4.8)%	(2.9)%
Incentive fees	0.0%	0.0%
MF Global reserve (See Note 4)	0.0%	0.0%

Total return after incentive fees	(4.8)%	(2.9)%

Ratio to average partners’ capital
Operating expenses before incentive fees	7.2%	5.1%
Incentive fees	0%	0%
MF Global reserve (See Note 4)	0%	0%

Total expenses	7.2%	5.1%

Net investment loss	(7.2)%	(5.2)%
Net asset value per unit, beginning of year	$1,496.15	$1,625.63
Net investment loss	(111.73)	(87.81)
Net gain on investments	38.61	39.63
Net asset value per unit, end of year	$1,423.03	$1,577.45

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(78.96)	$(39.22)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(73.12)	$(48.18)

Financial highlights for the year ended December 31, 2012, are as follows:

	SERIES B-1	SERIES B-2
Total return*
Total return before incentive fees	(10.5)%	(8.7)%
Incentive fees	0.0%	0%
MF Global reserve (See Note 4)	0.1%	(0.1)%

Total return after incentive fees	(10.6)%	(8.8)%

Ratio to average partners’ capital
Operating expenses before incentive fees	8.2%	6.2%
Incentive fees	0.0%	0%
MF Global reserve (See Note 4)	0.1%	0.1%

Total expenses	8.3%	6.3%

Net investment loss	(8.2)%	(6.3)%
Net asset value per unit, beginning of year	$1,241.61	$1,300.90
Net investment loss	(104.78)	(83.87)
Net loss on investments	(26.25)	(29.90)
Net asset value per unit, end of year	$1,110.58	$1,187.13

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:

Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(105.27)	$(89.97)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(131.03)	$(113.77)

Financial highlights for year ended December 31, 2011, are as follows:

	SERIES A-1	SERIES A-2
Total return*
Total return before incentive fees and MF Global reserve	(2.6)%	(0.6)%
Incentive fees	(1.3)%	(1.5)%
MF Global reserve (See Note 4)	(0.6)%	(0.6)%

Total return after incentive fees	(4.5)%	(2.7)%

Ratio to average partners’ capital
Operating expenses before incentive fees	6.7%	4.6%
Incentive fees	1.4%	1.6%
MF Global reserve (See Note 4)	0.6%	0.6%

Total expenses	8.6%	6.8%

Net investment loss	(7.2)%	(5.1)%
Net asset value per unit, beginning of year	$1,566.65	$1,671.00
Net investment loss	(143.06)	(120.58)
Net gain on investments	72.56	75.21
Net asset value per unit, end of year	$1,496.15	$1,625.63

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:

Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(103.81)	$(96.66)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(70.50)	$(45.37)

Financial highlights for the year ended December 31, 2011, are as follows:

	SERIES B-1	SERIES B-2
Total return*
Total return before incentive fees	(4.8)%	(2.9)%
Incentive fees	(2.3)%	(2.5)%
MF Global reserve (See Note 4)	(1.0)%	(1.0)%

Total return after incentive fees	(8.1)%	(6.4)%

Ratio to average partners’ capital
Operating expenses before incentive fees	7.4%	5.3%
Incentive fees	3.3%	3.1%
MF Global reserve (See Note 4)	0.8%	0.8%

Total expenses	11.4%	9.2%

Net investment loss	(8.1)%	(6.1)%
Net asset value per unit, beginning of year	$1,351.21	$1,389.80
Net investment loss	(161.43)	(135.67)
Net gain on investments	51.83	46.77
Net asset value per unit, end of year	$1,241.61	$1,300.90

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:

Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(78.44)	$(50.73)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(109.60)	$(88.90)

Financial Instrument Risk	12 Months Ended
Dec. 31, 2012
Financial Instrument Risk
(8)	Financial Instrument Risk

In the normal course of its business, the Fund is party to financial instruments with off-balance sheet risk, including derivative financial instruments and derivative commodity instruments. The term “off-balance sheet risk” refers to an unrecorded potential liability that, even though it does not appear on the balance sheet, may result in a future obligation or loss. These financial instruments may include forwards, futures and options, whose values are based upon an underlying asset, index or reference rate, and generally represent future commitments to exchange currencies or cash flows, to purchase or sell other financial instruments at specific terms at specific future dates, or, in the case of derivative commodity instruments, to have a reasonable possibility to be settled in cash, through physical delivery or with another financial instrument. These instruments may be traded on an exchange or OTC. Exchange traded instruments are standardized and include futures and certain option contracts. OTC contracts are negotiated between contracting parties and include forwards and certain options. Each of these instruments is subject to various risks similar to those related to the underlying financial instruments including market and credit risk. In general, the risks associated with OTC contracts are greater than those associated with exchange traded instruments because of the greater risk of default by the counterparty to an OTC contract.

For the Fund, gross unrealized gains and losses related to exchange traded futures were $1,608,830 and $1,567,136, respectively, and gross unrealized gains and losses related to non-exchange traded forwards were $182,189 and $101,789, respectively, at December 31, 2012.

For Series A, gross unrealized gains and losses related to exchange traded futures were $932,551 and $990,808, respectively, and gross unrealized gains and losses related to non-exchange traded forwards were $111,557 and $60,610, respectively, at December 31, 2012.

For Series B, gross unrealized gains and losses related to exchange traded futures were $676,279 and $576,328, respectively, and gross unrealized gains and losses related to non-exchange traded forwards were $70,632 and $41,179, respectively, at December 31, 2012.

Market risk is the potential for changes in the value of the financial instruments traded by the Fund due to market changes, including interest and foreign exchange rate movements and fluctuations in commodity prices. In entering into these contracts, there exists a market risk that such contracts may be significantly influenced by conditions, such as interest rate volatility, resulting in such contracts being less valuable. If the markets should move against all of the futures interest positions at the same time, and Superfund Capital Management is unable to offset such positions, the Fund could experience substantial losses.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk with respect to exchange-traded instruments is reduced to the extent that an exchange or clearing organization acts as a counterparty to the transactions. The Fund’s risk of loss in the event of counterparty default is typically limited to the amounts recognized in the statements of assets and liabilities and not represented by the contract or notional amounts of the instruments. As the Fund’s assets are held in segregated accounts with futures commission merchants, the Fund has credit risk and concentration risk. The Fund’s futures commission merchants are currently ADM Investor Services, Inc. and Barclays Capital Inc. Prior to its insolvency, the Fund used MF Global, Inc. as one of its futures commission merchants. See Note 4 for additional discussion of MF Global.

Superfund Capital Management monitors and attempts to control the Fund’s risk exposure on a daily basis through financial, credit and risk management monitoring systems, and accordingly believes that it has effective procedures for evaluating and limiting the credit and market risks to which the Fund is subject. These monitoring systems allow Superfund Capital Management to statistically analyze actual trading results with risk adjusted performance indicators and correlation statistics. In addition, on-line monitoring systems provide account analysis of futures and forward positions by sector, margin requirements, gain and loss transactions and collateral positions.

The majority of these instruments mature within one year of December 31, 2012. However, due to the nature of the Fund’s business, these instruments may not be held to maturity.

Subscriptions and Redemptions	12 Months Ended
Dec. 31, 2012
Subscriptions and Redemptions
(9)	Subscriptions and Redemptions

Investors must submit subscriptions at least five business days prior to the applicable month-end closing date and they will be accepted once payments are received and cleared. All subscription funds are required to be promptly transmitted to the escrow agent, HSBC Bank USA. Subscriptions must be accepted or rejected by Superfund Capital Management within five business days of receipt, and the settlement date for the deposit of subscription funds in escrow must be within five business days of acceptance. No fees or costs will be assessed on any subscription while held in escrow, irrespective of whether the subscription is accepted or the subscription funds are returned.

A limited partner of a Series (“Limited Partner”) may request any or all of his investment in such Series be redeemed by such Series at the net asset value of a Unit within such Series as of the end of each month, subject to a minimum redemption of $1,000 and subject further to such Limited Partner having an investment in such Series, after giving effect to the requested redemption, at least equal to the minimum initial investment amount of $10,000 (or such minimum as was in effect at the time such Limited Partner initially acquired its Units). Limited Partners must transmit a written request of such withdrawal to Superfund Capital Management not less than five business days prior to the end of the month (or such shorter period as permitted by Superfund Capital Management) as of which redemption is to be effective. Redemptions will generally be paid within twenty days after the date of redemption. However, in special circumstances, including, but not limited to, inability to liquidate dealers’ positions as of a redemption date or default or delay in payments due to each Series from clearing brokers, banks or other persons or entities, each Series may in turn delay payment to persons requesting redemption of the proportionate part of the net assets of each Series represented by the sums that are the subject of such default or delay. In the event that the estimated net asset value per Unit of a Series, or sub-Series thereof, after adjustments for distributions, as of the close of business on any business day is less than 50% of the net asset value per Unit of such Series, or sub-Series thereof, as of the most recent month-end, a special redemption period shall be established. In the event of a special redemption, Superfund Capital Management shall notify Limited Partners within such Series within seven business days thereafter and shall liquidate all open positions with respect to such Series as expeditiously as possible and suspend trading. Within ten business days after the date of suspension of trading, Superfund Capital Management shall declare a date (a “Special Redemption Date”) with respect to such Series. Such Special Redemption Date shall be a business day within 30 business days from the date of suspension of trading by such Series, and Superfund Capital Management shall mail notice of such date to each Limited Partner of such Series and assignee of Units within such Series of whom it has received written notice, by first-class mail, postage prepaid, not later than ten business days prior to such Special Redemption Date, together with instructions as to the procedure such Limited Partner or assignee must follow to have his interest in such Series redeemed on such date (only entire, not partial, interests may be so redeemed unless otherwise determined by Superfund Capital Management). Upon redemption pursuant to a Special Redemption Date, a Limited Partner or any other assignee of whom Superfund Capital Management has received written notice as described above, shall receive from the applicable Series an amount equal to the Net Asset Value of his interest in such Series, determined as of the close of business (as determined by Superfund Capital Management) on such Special Redemption Date. The details of the special redemption are set forth in Section 12 of the Limited Partnership Agreement.

Indemnification	12 Months Ended
Dec. 31, 2012
Indemnification
(10)	Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events
(11)	Subsequent events

Superfund Capital Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation
(a)	Basis of Presentation

Pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”), audited financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and presented for the Fund as a whole, as the SEC registrant, and for Series A and Series B individually. For the avoidance of doubt, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable only against the assets of such Series and not against the assets of the Fund generally or any other Series. Accordingly, the assets of one Series of the Fund include only those funds and other assets that are paid to, held by or distributed to the Fund on account of and for the benefit of that Series, including, without limitation, funds delivered to the Fund for the purchase of Units in that Series.

Valuation of Investments in Futures Contracts, Forward Contracts and U.S Treasury Bills
(b)	Valuation of Investments in Futures Contracts, Forward Contracts and U.S Treasury Bills

All commodity interests (including derivative financial instruments and derivative commodity instruments) are used for trading purposes. The commodity interests are recorded on a trade date basis and open contracts are recorded in the statements of assets and liabilities at fair value on the last business day of the period, which represents market value for those commodity interests for which market quotes are readily available. Exchange-traded futures contracts are valued at settlement prices published by the recognized exchange. Any spot and forward foreign currency contracts held by the Fund will be valued at published settlement prices or at dealers’ quotes. The Fund uses the amortized cost method for valuing U.S. Treasury bills due to the short-term nature of such instruments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates fair value (See Note (2)(h) – Fair Value Measurements).

Translation of Foreign Currency
(c)	Translation of Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the period end exchange rates. Purchases and sales of investments and income and expenses that are denominated in foreign currencies are translated into U.S. dollar amounts on the transaction date. Adjustments arising from foreign currency transactions are reflected in the statements of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations from changes in market prices of investments held. Such fluctuations are included in net realized and unrealized gain (loss) on investments in the statements of operations.

Investment Transactions, Investment Income and Expenses
(d)	Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis. Interest income and expenses are recognized on the accrual basis. The Fund uses the amortized cost method for valuing U.S. Treasury bills. Operating expenses of the Fund are allocated to each Series in proportion to the net asset value of the Series at the beginning of each month. Expenses directly attributable to a particular Series are charged directly to that Series.

Gains or losses are realized when contracts are liquidated. Unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the statements of financial condition as a net gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 210-20, Offsetting - Balance Sheet.

Income Taxes
(e)	Income Taxes

The Fund does not record a provision for U.S. income taxes because the partners report their share of the Fund’s income or loss on their returns. The financial statements reflect the Fund’s transactions without adjustment, if any, required for income tax purposes.

Superfund Capital Management has evaluated the application of ASC 740, Income Taxes (“ASC 740”) to the Fund, to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this evaluation, the Fund has determined no reserves for uncertain tax position are required to be recorded as a result of the application of ASC 740. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements. The Fund files federal and various state tax returns. The 2009 through 2012 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

Use of Estimates
(f)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires Superfund Capital Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recently Issued Accounting Pronouncements
(g)	Recently Issued Accounting Pronouncements

ASU 2011-11

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The General Partner is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

In January 2013, the FASB issued guidance to clarify the scope of disclosures about offsetting assets and liabilities. The amendments clarify that the scope of guidance issued in December 2011 to enhance disclosures around financial instrument and derivative instruments that are either (a) offset, or (b) subject to a master netting agreement or similar agreement, irrespective of whether they are offset, applies to derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. The amendments are effective for interim and annual periods beginning on or after January 1, 2013. Adoption is not expected to have a material impact on the Funds’ financial statements.

ASU 2011-04

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Fund adopted ASU 2011-04 as of January 1, 2012. The adoption of the provisions of ASU 2011-04 has not had a material impact on the Fund’s financial statement disclosures.

Fair Value Measurements
(h)	Fair Value Measurements

The Fund follows ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2	Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.
Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining fair value, the Fund separates its financial instruments into two categories: U.S. government securities and derivative contracts.

U.S. Government Securities. The Fund’s only market exposure in instruments held other than for trading is in its U.S. Treasury Bill portfolio. As the Fund uses the amortized cost method for valuing its U.S. Treasury Bill portfolio, which approximates fair value, this portfolio is classified within level 2 of the fair value hierarchy.

Derivative Contracts. Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Fund has exposure to exchange-traded derivative contracts through the Fund’s trading of exchange-traded futures contracts. The Fund’s exchange-traded futures contract positions are valued daily at settlement prices published by the applicable exchanges. In such cases, provided they are deemed to be actively traded, exchange-traded derivatives are classified within level 1 of the fair value hierarchy. Less actively traded exchange-traded derivatives fall within level 2 of the fair value hierarchy.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market-clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. For OTC derivatives that trade in liquid markets, such as generic forwards and swaps, model inputs can generally be verified and model selection does not involve significant management judgment. The OTC derivatives held by the Fund may include forwards and swaps. Spot and forward foreign currency contracts held by the Fund are valued at published daily settlement prices or at dealers’ quotes. The Fund’s forward positions are typically classified within level 2 of the fair value hierarchy.

Certain OTC derivatives traded in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within level 3 of the fair value hierarchy. Where the Fund does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on level 1 and/or level 2 inputs that can be observed in the market, as well as unobservable level 3 inputs. Subsequent to initial recognition, the Fund updates the level 1 and level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within level 3. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances where the Fund cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value. The Fund attempts to avoid holding less liquid OTC derivatives. However, once held, the market for any particular derivative contract could become less liquid during the holding period.

As of and during the years ended December 31, 2012 and December 31, 2011, the Fund held no investments or derivative contracts valued using level 3 inputs.

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2012:

Superfund Gold, L.P.

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$182,189	$—	$182,189	$—
Futures contracts purchased	30,068	30,068	—	—
Futures contracts sold	155,131	155,131	—	—

Total Assets Measured at Fair Value	$367,388	$185,199	$182,189	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$101,789	$—	$101,789	$—
Futures contracts purchased	89,610	89,610	—	—

Total Liabilities Measured at Fair Value	$191,399	$89,610	$101,789	$—

Superfund Gold, L.P. – Series A

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$111,557	$—	$111,557	$—
Futures contracts sold	85,248	85,248	—	—

Total Assets Measured at Fair Value	$196,805	$85,248	$111,557	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$60,610	$—	$60,610	$—
Futures contracts purchased	89,610	89,610	—	—

Total Liabilities Measured at Fair Value	$150,220	$89,610	$60,610	$—

Superfund Gold, L.P. – Series B

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$70,632	$—	$70,632	$—
Futures contracts purchased	30,068	30,068	—	—
Futures contracts sold	69,883	69,883	—	—

Total Assets Measured at Fair Value	$170,583	$99,951	$70,632	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$41,179	$—	$41,179	$—

Total Liabilities Measured at Fair Value	$41,179	$—	$41,179	$—

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2011:

Superfund Gold, L.P.

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$6,400,000	$—	$6,400,000	$—
Unrealized appreciation on open forward contracts	134,988	—	134,988	—
Futures contracts sold	378,483	378,483	—	—

Total Assets Measured at Fair Value	$6,913,471	$378,483	$6,534,988	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$95,397	$—	$95,397	$—
Futures contracts sold	2,237,362	2,237,362	—	—

Total Liabilities Measured at Fair Value	$2,332,759	$2,237,362	$95,397	$—

Superfund Gold, L.P. – Series A

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$3,700,000	$—	$3,700,000	$—
Unrealized appreciation on open forward contracts	69,300	—	69,300	—
Futures contracts sold	189,971	189,971	—	—

Total Assets Measured at Fair Value	$3,959,271	$189,971	$3,769,300	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$51,238	$—	$51,238	$—
Futures contracts purchased	1,411,823	1,411,823	—	—

Total Liabilities Measured at Fair Value	$1,463,061	$1,411,823	$51,238	$—

Superfund Gold, L.P. – Series B

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$2,700,000	$—	$2,700,000	$—
Unrealized appreciation on open forward contracts	65,688	—	65,688	—
Futures contracts sold	188,512	188,512	—	—

Total Assets Measured at Fair Value	$2,954,200	$188,512	$2,765,688	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$44,159	$—	$44,159	$—
Futures contracts purchased	825,539	825,539	—	—

Total Liabilities Measured at Fair Value	$869,698	$825,539	$44,159	$—

For the years ended December 31, 2012 and 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Valuation of Fund's Assets and Liabilities

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2012:

Superfund Gold, L.P.

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$182,189	$—	$182,189	$—
Futures contracts purchased	30,068	30,068	—	—
Futures contracts sold	155,131	155,131	—	—

Total Assets Measured at Fair Value	$367,388	$185,199	$182,189	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$101,789	$—	$101,789	$—
Futures contracts purchased	89,610	89,610	—	—

Total Liabilities Measured at Fair Value	$191,399	$89,610	$101,789	$—

Superfund Gold, L.P. – Series A

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$111,557	$—	$111,557	$—
Futures contracts sold	85,248	85,248	—	—

Total Assets Measured at Fair Value	$196,805	$85,248	$111,557	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$60,610	$—	$60,610	$—
Futures contracts purchased	89,610	89,610	—	—

Total Liabilities Measured at Fair Value	$150,220	$89,610	$60,610	$—

Superfund Gold, L.P. – Series B

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$70,632	$—	$70,632	$—
Futures contracts purchased	30,068	30,068	—	—
Futures contracts sold	69,883	69,883	—	—

Total Assets Measured at Fair Value	$170,583	$99,951	$70,632	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$41,179	$—	$41,179	$—

Total Liabilities Measured at Fair Value	$41,179	$—	$41,179	$—

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2011:

Superfund Gold, L.P.

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$6,400,000	$—	$6,400,000	$—
Unrealized appreciation on open forward contracts	134,988	—	134,988	—
Futures contracts sold	378,483	378,483	—	—

Total Assets Measured at Fair Value	$6,913,471	$378,483	$6,534,988	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$95,397	$—	$95,397	$—
Futures contracts sold	2,237,362	2,237,362	—	—

Total Liabilities Measured at Fair Value	$2,332,759	$2,237,362	$95,397	$—

Superfund Gold, L.P. – Series A

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$3,700,000	$—	$3,700,000	$—
Unrealized appreciation on open forward contracts	69,300	—	69,300	—
Futures contracts sold	189,971	189,971	—	—

Total Assets Measured at Fair Value	$3,959,271	$189,971	$3,769,300	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$51,238	$—	$51,238	$—
Futures contracts purchased	1,411,823	1,411,823	—	—

Total Liabilities Measured at Fair Value	$1,463,061	$1,411,823	$51,238	$—

Superfund Gold, L.P. – Series B

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$2,700,000	$—	$2,700,000	$—
Unrealized appreciation on open forward contracts	65,688	—	65,688	—
Futures contracts sold	188,512	188,512	—	—

Total Assets Measured at Fair Value	$2,954,200	$188,512	$2,765,688	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$44,159	$—	$44,159	$—
Futures contracts purchased	825,539	825,539	—	—

Total Liabilities Measured at Fair Value	$869,698	$825,539	$44,159	$—

Disclosure of derivative instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Funds Derivatives by Instrument Type

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012	Liability Derivatives at December 31, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$182,189	$—	$182,189
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(101,789)	(101,789)
Futures contracts	Futures contracts purchased	30,068	(89,610)	(59,542)
Futures contracts	Futures contracts sold	155,131	—	155,131

Totals		$367,388	$(191,399)	$175,989

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$134,988	$—	$134,988
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(95,397)	(95,397)
Futures contracts	Futures contracts purchased	—	(2,237,362)	(2,237,362)
Futures contracts	Futures contracts sold	378,483	—	378,483

Totals		$513,471	$(2,332,759)	$(1,819,288)

Effects of Derivative Instruments on Statement of Operations

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain on futures and forward contracts	$263,199	$40,809
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	(1,896,707)	1,954,468

Total		$(1,633,508)	$1,995,277

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(119,549)	$(148,534)
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	5,708,315	(4,341,995)

Total		$5,588,766	$(4,490,529)

Gross and Net Unrealized Gains and Losses by Long and Short Positions

Superfund Gold, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2012:

	As of December 31, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$181,362	0.8	$(16,748)	(0.1)	$827	0.0	*	$(85,041)	(0.4)	$80,400
Currency	80,981	0.4	(91,145)	(0.4)	260,503	1.2		(2,294)	(0.0)*	248,045
Financial	172,165	0.8	(15,042)	(0.1)	1,613	0.0	*	—	—	158,736
Food & Fiber	—	—	—	—	123,461	0.6		(3,116)	(0.0)*	120,345
Indices	365,180	1.6	(95,225)	(0.4)	—	—		(504)	(0.0)*	269,451
Metals	88,702	0.4	(658,888)	(2.9)	226,985	1.0		(448,613)	(2.0)	(791,814)
Energy	94,444	0.4	(714)	(0.0)*	194,796	0.9		(197,700)	(0.9)	90,826

Totals	$982,834	4.4	$(877,762)	(3.9)	$808,185	3.6		$(737,268)	(3.3)	$175,989

*	Due to rounding

Superfund Gold, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$5,543	0.0	*	$(44,476)	(0.2)	$129,445	0.5	$(50,921)	(0.2)	$39,591
Currency	68,883	0.3		(400)	(0.0)*	91,363	0.4	(6,081)	(0.0)*	153,765
Financial	33,539	0.1		(27,659)	(0.1)	—	—	(11,937)	(0.0)*	(6,057)
Food & Fiber	32,513	0.1		(1,800)	(0.0)*	85,412	0.3	(62,115)	(0.2)	54,010
Indices	10,041	0.0	*	(1,848)	(0.0)*	77,622	0.3	(18,751)	(0.1)	67,064
Metals	1,110	0.0	*	(2,265,102)	(8.9)	163,647	0.6	(44,307)	(0.2)	(2,144,652)
Livestock	—	—		—	—	19,430	0.1	(480)	(0.0)*	18,950
Energy	—	—		(86,639)	(0.3)	84,680	0.3	—	—	(1,959)

Totals	$151,629	0.5		$(2,427,924)	(9.5)	$651,599	2.5	$(194,592)	(0.7)	$(1,819,288)

*	Due to rounding

Average Contract Volume by Market Sector

Superfund Gold, L.P. average* contract volume by market sector for the Year Ended December 31, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	93	85	$495,922	$495,459

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	826	930
Financial	2,395	552
Food & Fiber	88	182
Indices	1,087	664
Metals	771	240
Livestock	31	110
Energy	385	368

Totals	5,676	3,131

*	Based on quarterly holdings

Superfund Gold, L.P. average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	75	73	$409,877	$343,903

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,023	224
Financial	1,726	510
Food & Fiber	131	71
Indices	659	471
Metals	393	136
Livestock	57	26
Energy	295	418

Totals	4,359	1,929

*	Based on quarterly holdings

Funds Trading Results by Market Sector

Superfund Gold, L.P. trading results by market sector:

	For the Year Ended December 31, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$263,199	$40,809	$304,008
Currency	(1,162,365)	94,280	(1,068,085)
Financial	639,203	164,793	803,996
Food & Fiber	(737,597)	66,335	(671,262)
Indices	26,837	202,387	229,224
Metals	(1,278,198)	1,352,838	74,640
Livestock	(64,462)	(18,950)	(83,412)
Energy	679,875	92,785	772,660

Total net trading gains (losses)	$(1,633,508)	$1,995,277	$361,769

	For the Year Ended December 31, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Losses	Net Trading Gains (Losses)
Foreign Exchange	$(119,549)	$(148,534)	$(268,083)
Currency	(1,508,127)	(364,592)	(1,872,719)
Financial	2,001,449	(111,250)	1,890,199
Food & Fiber	(517,447)	(140,240)	(657,687)
Indices	(1,877,005)	(70,964)	(1,947,969)
Metals	6,405,112	(3,499,677)	2,905,435
Livestock	(284,910)	(73,510)	(358,420)
Energy	1,489,243	(81,762)	1,407,481

Total net trading gains (losses)	$5,588,766	$(4,490,529)	$1,098,237

SUPERFUND GOLD, L.P.- SERIES A
Fair Value of Funds Derivatives by Instrument Type

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012	Liability Derivatives at December 31, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$111,557	$—	$111,557
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(60,610)	(60,610)
Futures contracts	Futures contracts purchased	—	(89,610)	(89,610)
Futures contracts	Futures contracts sold	85,248	—	85,248

Totals		$196,805	$(150,220)	$46,585

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$69,300	$—	$69,300
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(51,238)	(51,238)
Futures contracts	Futures contracts purchased	—	(1,411,823)	(1,411,823)
Futures contracts	Futures contracts sold	189,971	—	189,971

Totals		$259,271	$(1,463,061)	$(1,203,790)

Effects of Derivative Instruments on Statement of Operations

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain on futures and forward contracts	$121,297	$32,885
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	(992,375)	1,217,490

Total		$(871,078)	$1,250,375

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(96,463)	$(63,836)
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	2,863,793	(2,349,954)

Total		$2,767,330	$(2,413,790)

Gross and Net Unrealized Gains and Losses by Long and Short Positions

Superfund Gold, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2012:

	As of December 31, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$111,070	0.7	$(9,470)	(0.1)	$487	0.0	*	$(51,140)	(0.3)	$50,947
Currency	47,906	0.4	(53,895)	(0.4)	147,619	1.0		(1,338)	(0.0)*	140,292
Financial	101,664	0.7	(8,770)	(0.1)	1,033	0.0	*	—	—	93,927
Food & Fiber	—	—	—	—	71,612	0.5		(1,733)	(0.0)*	69,879
Indices	220,513	1.5	(56,336)	(0.4)	—	—		(277)	(0.0)*	163,900
Metals	50,177	0.3	(444,540)	(2.9)	132,145	0.9		(257,418)	(1.7)	(519,636)
Energy	54,057	0.4	(386)	(0.0)*	105,825	0.7		(112,220)	(0.8)	47,276

Totals	$585,387	4.0	$(573,397)	(3.9)	$458,721	3.1		$(424,126)	(2.8)	$46,585

*	Due to rounding

Superfund Gold, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$2,774	0.0	*	$(23,321)	(0.1)	$66,526	0.4	$(27,917)	(0.2)	$18,062
Currency	37,100	0.2		(200)	(0.0)*	47,744	0.3	(3,781)	(0.0)	80,863
Financial	17,166	0.1		(14,552)	(0.1)	—	—	(6,656)	(0.0)	(4,042)
Food & Fiber	17,413	0.1		(675)	(0.0)*	44,589	0.3	(32,982)	(0.2)	28,345
Indices	5,624	0.1		(907)	(0.0)*	38,232	0.2	(12,206)	(0.1)	30,743
Metals	1,110	0.0	*	(1,428,849)	(9.0)	88,207	0.6	(25,326)	(0.2)	(1,364,858)
Livestock	—	—		—	—	9,670	0.1	—	—	9,670
Energy	—	—		(45,053)	(0.3)	42,480	0.3	—	—	(2,573)

Totals	$81,187	0.5		$(1,513,557)	(9.5)	$337,448	2.2	$(108,868)	(0.7)	$(1,203,790)

*	Due to rounding

Average Contract Volume by Market Sector

Series A average* contract volume by market sector for the Year Ended December 31, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	48	44	$271,002	$272,449

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	450	500
Financial	1,301	300
Food & Fiber	47	100
Indices	603	356
Metals	435	131
Livestock	17	60
Energy	211	204

Totals	3,112	1,695

*	Based on quarterly holdings

Series A average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	36	35	$184,028	$159,210

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	479	111
Financial	805	235
Food & Fiber	61	36
Indices	283	229
Metals	181	62
Livestock	27	13
Energy	138	202

Totals	2,010	923

*	Based on quarterly holdings

Funds Trading Results by Market Sector

Series A trading results by market sector:

	For the Year Ended December 31, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$121,297	$32,885	$154,182
Currency	(570,390)	59,429	(510,961)
Financial	348,139	97,969	446,108
Food & Fiber	(406,993)	41,534	(365,459)
Indices	100,339	133,157	233,496
Metals	(748,732)	845,222	96,490
Livestock	(46,044)	(9,670)	(55,714)
Energy	331,306	49,849	381,155

Total net trading gains (losses)	$(871,078)	$1,250,375	$379,297

	For the Year Ended December 31, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Losses	Net Trading Gains (Losses)
Foreign Exchange	$(96,463)	$(63,836)	$(160,299)
Currency	(853,077)	(142,275)	(995,352)
Financial	945,914	(48,501)	897,413
Food & Fiber	(253,834)	(53,436)	(307,270)
Indices	(930,898)	(25,509)	(956,407)
Metals	3,488,133	(2,014,291)	1,473,842
Livestock	(149,450)	(31,300)	(180,750)
Energy	617,005	(34,642)	582,363

Total net trading gains (losses)	$2,767,330	$(2,413,790)	$353,540

SUPERFUND GOLD, L.P.- SERIES B
Fair Value of Funds Derivatives by Instrument Type

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012	Liability Derivatives at December 31, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$70,632	$—	$70,632
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(41,179)	(41,179)
Futures contracts	Futures contracts purchased	30,068	—	30,068
Futures contracts	Futures contracts sold	69,883	—	69,883

Totals		$170,583	$(41,179)	$129,404

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$65,688	$—	$65,688
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(44,159)	(44,159)
Futures contracts	Futures contracts purchased	—	(825,539)	(825,539)
Futures contracts	Futures contracts sold	188,512	—	188,512

Totals		$254,200	$(869,698)	$(615,498)

Effects of Derivative Instruments on Statement of Operations

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain on futures and forward contracts	$141,902	$7,924
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	(904,332)	736,978

Total		$(762,430)	$744,902

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign Exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(23,086)	$(84,698)
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	2,844,522	(1,992,041)

Total		$2,821,436	$(2,076,739)

Gross and Net Unrealized Gains and Losses by Long and Short Positions

Superfund Gold, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2012:

	As of December 31, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$70,292	1.0	$(7,278)	(0.1)	$340	0.0	*	$(33,901)	(0.5)	$29,453
Currency	33,075	0.5	(37,250)	(0.5)	112,884	1.5		(956)	(0.0)*	107,753
Financial	70,501	1.0	(6,272)	(0.1)	580	0.0	*	—	—	64,809
Food & Fiber	—	—	—	—	51,849	0.7		(1,383)	(0.0)*	50,466
Indices	144,667	2.1	(38,889)	(0.6)	—	—		(227)	(0.0)*	105,551
Metals	38,525	0.5	(214,348)	(3.0)	94,840	1.3		(191,195)	(2.7)	(272,178)
Energy	40,387	0.6	(328)	(0.0)*	88,971	1.3		(85,480)	(1.2)	43,550

Totals	$397,447	5.6	$(304,365)	(4.3)	$349,464	4.8		$(313,142)	(4.4)	$129,404

*	Due to rounding

Superfund Gold, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$2,769	0.0	*	$(21,155)	(0.3)	$62,919	0.7	$(23,004)	(0.2)	$21,529
Currency	31,783	0.3		(200)	(0.0)*	43,619	0.4	(2,300)	(0.0)*	72,902
Financial	16,373	0.1		(13,107)	(0.1)	—	—	(5,281)	(0.1)	(2,015)
Food & Fiber	15,100	0.1		(1,125)	(0.0)*	40,823	0.4	(29,133)	(0.3)	25,665
Indices	4,417	0.0	*	(941)	(0.0)*	39,390	0.4	(6,545)	(0.1)	36,321
Metals	—	—		(836,253)	(8.8)	75,440	0.8	(18,981)	(0.2)	(779,794)
Livestock	—	—		—	—	9,760	0.1	(480)	(0.0)*	9,280
Energy	—	—		(41,586)	(0.4)	42,200	0.4	—	—	614

Totals	$70,442	0.5		$(914,367)	(9.6)	$314,151	3.2	$(85,724)	(0.9)	$615,498

*	Due to rounding

Average Contract Volume by Market Sector

Series B average* contract volume by market sector for the Year Ended December 31, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	45	41	$224,920	$223,010

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	376	430
Financial	1,094	252
Food & Fiber	41	82
Indices	484	308
Metals	336	109
Livestock	14	50
Energy	174	164

Totals	2,564	1,436

*	Based on quarterly holdings

Series B average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	39	38	$225,849	$184,693

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	544	113
Financial	921	275
Food & Fiber	70	35
Indices	376	242
Metals	212	74
Livestock	30	13
Energy	157	216

Totals	2,349	1,006

*	Based on quarterly holdings

Funds Trading Results by Market Sector

Series B trading results by market sector:

	For the Year Ended December 31, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$141,902	$7,924	$149,826
Currency	(591,975)	34,851	(557,124)
Financial	291,064	66,824	357,888
Food & Fiber	(330,604)	24,801	(305,803)
Indices	(73,502)	69,230	(4,272)
Metals	(529,466)	507,616	(21,850)
Livestock	(18,418)	(9,280)	(27,698)
Energy	348,569	42,936	391,505

Total net trading gains (losses)	$(762,430)	$744,902	$(17,528)

	For the Year Ended December 31, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Losses	Net Trading Gains (Losses)
Foreign Exchange	$(23,086)	$(84,698)	$(107,784)
Currency	(655,050)	(222,317)	(877,367)
Financial	1,055,535	(62,749)	992,786
Food & Fiber	(263,613)	(86,804)	(350,417)
Indices	(946,107)	(45,455)	(991,562)
Metals	2,916,979	(1,485,386)	1,431,593
Livestock	(135,460)	(42,210)	(177,670)
Energy	872,238	(47,120)	825,118

Total net trading gains (losses)	$2,821,436	$(2,076,739)	$744,697

Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Financial Highlights

Financial highlights for year ended December 31, 2012, are as follows:

	SERIES A-1	SERIES A-2
Total return*
Total return before incentive fees and MF Global reserve	(4.8)%	(2.9)%
Incentive fees	0.0%	0.0%
MF Global reserve (See Note 4)	0.0%	0.0%

Total return after incentive fees	(4.8)%	(2.9)%

Ratio to average partners’ capital
Operating expenses before incentive fees	7.2%	5.1%
Incentive fees	0%	0%
MF Global reserve (See Note 4)	0%	0%

Total expenses	7.2%	5.1%

Net investment loss	(7.2)%	(5.2)%
Net asset value per unit, beginning of year	$1,496.15	$1,625.63
Net investment loss	(111.73)	(87.81)
Net gain on investments	38.61	39.63
Net asset value per unit, end of year	$1,423.03	$1,577.45

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(78.96)	$(39.22)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(73.12)	$(48.18)

Financial highlights for the year ended December 31, 2012, are as follows:

	SERIES B-1	SERIES B-2
Total return*
Total return before incentive fees	(10.5)%	(8.7)%
Incentive fees	0.0%	0%
MF Global reserve (See Note 4)	0.1%	(0.1)%

Total return after incentive fees	(10.6)%	(8.8)%

Ratio to average partners’ capital
Operating expenses before incentive fees	8.2%	6.2%
Incentive fees	0.0%	0%
MF Global reserve (See Note 4)	0.1%	0.1%

Total expenses	8.3%	6.3%

Net investment loss	(8.2)%	(6.3)%
Net asset value per unit, beginning of year	$1,241.61	$1,300.90
Net investment loss	(104.78)	(83.87)
Net loss on investments	(26.25)	(29.90)
Net asset value per unit, end of year	$1,110.58	$1,187.13

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:

Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(105.27)	$(89.97)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(131.03)	$(113.77)

Financial highlights for year ended December 31, 2011, are as follows:

	SERIES A-1	SERIES A-2
Total return*
Total return before incentive fees and MF Global reserve	(2.6)%	(0.6)%
Incentive fees	(1.3)%	(1.5)%
MF Global reserve (See Note 4)	(0.6)%	(0.6)%

Total return after incentive fees	(4.5)%	(2.7)%

Ratio to average partners’ capital
Operating expenses before incentive fees	6.7%	4.6%
Incentive fees	1.4%	1.6%
MF Global reserve (See Note 4)	0.6%	0.6%

Total expenses	8.6%	6.8%

Net investment loss	(7.2)%	(5.1)%
Net asset value per unit, beginning of year	$1,566.65	$1,671.00
Net investment loss	(143.06)	(120.58)
Net gain on investments	72.56	75.21
Net asset value per unit, end of year	$1,496.15	$1,625.63

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:

Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(103.81)	$(96.66)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(70.50)	$(45.37)

Financial highlights for the year ended December 31, 2011, are as follows:

	SERIES B-1	SERIES B-2
Total return*
Total return before incentive fees	(4.8)%	(2.9)%
Incentive fees	(2.3)%	(2.5)%
MF Global reserve (See Note 4)	(1.0)%	(1.0)%

Total return after incentive fees	(8.1)%	(6.4)%

Ratio to average partners’ capital
Operating expenses before incentive fees	7.4%	5.3%
Incentive fees	3.3%	3.1%
MF Global reserve (See Note 4)	0.8%	0.8%

Total expenses	11.4%	9.2%

Net investment loss	(8.1)%	(6.1)%
Net asset value per unit, beginning of year	$1,351.21	$1,389.80
Net investment loss	(161.43)	(135.67)
Net gain on investments	51.83	46.77
Net asset value per unit, end of year	$1,241.61	$1,300.90

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:

Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(78.44)	$(50.73)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(109.60)	$(88.90)

Condensed Schedule of Investments (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.20%
Fair Value	$ 80,400		$ 39,591
Future
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		(7.30%)
Fair Value	95,589		(1,858,879)
US Treasury Bill Securities
Summary of Investment Holdings [Line Items]
Face Value			6,400,000
Percentage of Net Assets			25.20%
Fair Value			6,400,000
Unrealized Appreciation On Forward Contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		0.50%
Fair Value	182,189		134,988
Unrealized Appreciation On Forward Contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		0.50%
Fair Value	182,189		134,988
Unrealized depreciation on open forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.40%)
Fair Value	(101,789)		(95,397)
Unrealized depreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.40%)
Fair Value	(101,789)		(95,397)
Futures Contracts Purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		(8.80%)
Fair Value	(59,542)		(2,237,362)
Futures Contracts Purchased | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.30%
Fair Value	(10,164)		68,483
Futures Contracts Purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		(0.30%)
Fair Value	93,730		(86,639)
Futures Contracts Purchased | 2 Years U.S. Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			1,954
Futures Contracts Purchased | Other Futures Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			3,926
Futures Contracts Purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.00%	[1]
Fair Value	157,123		5,880
Futures Contracts Purchased | Food And Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			30,713
Futures Contracts Purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.20%		0.00%	[1]
Fair Value	269,955		8,193
Futures Contracts Purchased | Gold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(8.80%)
Fair Value			(2,228,620)
Futures Contracts Purchased | Other Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.10%)
Fair Value			(35,372)
Futures Contracts Purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.50%)		(8.90%)
Fair Value	(570,186)		(2,263,992)
Futures Contracts Sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		1.50%
Fair Value	155,131		378,483
Futures Contracts Sold | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.20%		0.30%
Fair Value	258,209		85,282
Futures Contracts Sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.30%
Fair Value	(2,904)		84,680
Futures Contracts Sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.00%	[1]
Fair Value	1,613		(11,937)
Futures Contracts Sold | Food And Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.10%
Fair Value	120,345		23,297
Futures Contracts Sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.20%
Fair Value	(504)		58,871
Futures Contracts Sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.00%)		0.50%
Fair Value	(221,628)		119,340
Futures Contracts Sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			18,950
Futures And Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		(7.20%)
Fair Value	175,989		(1,819,288)
Futures And Forward Contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%
Fair Value	33,214		13,630
Futures And Forward Contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.30%
Fair Value	(22,837)		69,960
Futures And Forward Contracts | UNITED KINGDOM
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.00%	[1]
Fair Value	(15,450)		5,614
Futures And Forward Contracts | JAPAN
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.30%		0.40%
Fair Value	282,720		106,637
Futures And Forward Contracts | UNITED STATES
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.30%)		(8.10%)
Fair Value	(284,465)		(2,048,725)
Futures And Forward Contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		0.10%
Fair Value	182,807		33,596
SUPERFUND GOLD, L.P.- SERIES A | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			18,062
SUPERFUND GOLD, L.P.- SERIES A | Future
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(7.60%)
Fair Value			(1,221,852)
SUPERFUND GOLD, L.P.- SERIES A | US Treasury Bill Securities
Summary of Investment Holdings [Line Items]
Face Value			3,700,000
Percentage of Net Assets			23.40%
Fair Value			3,700,000
SUPERFUND GOLD, L.P.- SERIES A | Unrealized Appreciation On Forward Contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.40%
Fair Value			69,300
SUPERFUND GOLD, L.P.- SERIES A | Unrealized Appreciation On Forward Contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.40%
Fair Value			69,300
SUPERFUND GOLD, L.P.- SERIES A | Unrealized depreciation on open forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.30%)
Fair Value			(51,238)
SUPERFUND GOLD, L.P.- SERIES A | Unrealized depreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.30%)
Fair Value			(51,238)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(9.00%)
Fair Value			(1,411,823)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.20%
Fair Value			36,900
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.30%)
Fair Value			(45,053)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | 2 Years U.S. Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			1,016
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Other Futures Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			1,598
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			2,614
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Food And Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			16,738
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			4,717
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Gold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(8.90%)
Fair Value			(1,407,280)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Other Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.10%)
Fair Value			(20,459)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(9.00%)
Fair Value			(1,427,739)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			1.40%
Fair Value			189,971
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.30%
Fair Value			43,963
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.30%
Fair Value			42,480
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			(6,656)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Food And Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			11,607
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.20%
Fair Value			26,026
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.40%
Fair Value			62,881
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			9,670
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(7.50%)
Fair Value			(1,203,790)
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			8,242
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.20%
Fair Value			36,313
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | UNITED KINGDOM
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			2,711
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | JAPAN
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.30%
Fair Value			55,550
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | UNITED STATES
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(8.20%)
Fair Value			(1,316,556)
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			9,950
SUPERFUND GOLD, L.P.- SERIES A | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%
Fair Value	50,947
SUPERFUND GOLD, L.P.- SERIES A | Future
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	(4,362)
SUPERFUND GOLD, L.P.- SERIES A | Unrealized Appreciation On Forward Contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%
Fair Value	111,557
SUPERFUND GOLD, L.P.- SERIES A | Unrealized Appreciation On Forward Contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%
Fair Value	111,557
SUPERFUND GOLD, L.P.- SERIES A | Unrealized depreciation on open forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)
Fair Value	(60,610)
SUPERFUND GOLD, L.P.- SERIES A | Unrealized depreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)
Fair Value	(60,610)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)
Fair Value	(89,610)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	(5,989)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%
Fair Value	53,671
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%
Fair Value	92,894
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.10%
Fair Value	164,177
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.60%)
Fair Value	(394,363)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%
Fair Value	85,248
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.00%
Fair Value	146,281
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)
Fair Value	(6,395)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	1,033
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Food And Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%
Fair Value	69,879
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	(277)
SUPERFUND GOLD, L.P.- SERIES A | Futures Contracts Sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.80%)
Fair Value	(125,273)
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%
Fair Value	46,585
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%
Fair Value	18,911
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)
Fair Value	(13,510)
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | UNITED KINGDOM
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)
Fair Value	(10,846)
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | JAPAN
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.10%
Fair Value	170,893
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | UNITED STATES
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.40%)
Fair Value	(228,553)
SUPERFUND GOLD, L.P.- SERIES A | Futures And Forward Contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%
Fair Value	109,690
SUPERFUND GOLD, L.P.- SERIES B | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.20%
Fair Value	29,453		21,529
SUPERFUND GOLD, L.P.- SERIES B | Future
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.40%		(7.00%)
Fair Value	99,951		(637,027)
SUPERFUND GOLD, L.P.- SERIES B | US Treasury Bill Securities
Summary of Investment Holdings [Line Items]
Face Value			2,700,000
Percentage of Net Assets			28.30%
Fair Value			2,700,000
SUPERFUND GOLD, L.P.- SERIES B | Unrealized Appreciation On Forward Contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.00%		0.70%
Fair Value	70,632		65,688
SUPERFUND GOLD, L.P.- SERIES B | Unrealized Appreciation On Forward Contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.00%		0.70%
Fair Value	70,632		65,688
SUPERFUND GOLD, L.P.- SERIES B | Unrealized depreciation on open forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.60%)		(0.50%)
Fair Value	(41,179)		(44,159)
SUPERFUND GOLD, L.P.- SERIES B | Unrealized depreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.60%)		(0.50%)
Fair Value	(41,179)		(44,159)
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		(8.80%)
Fair Value	30,068		(825,539)
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.30%
Fair Value	(4,175)		31,583
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		(0.40%)
Fair Value	40,059		(41,586)
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | 2 Years U.S. Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			938
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Other Futures Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			2,328
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		0.00%	[1]
Fair Value	64,229		3,266
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Food And Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			13,975
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.50%		0.00%	[1]
Fair Value	105,778		3,476
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Gold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(8.60%)
Fair Value			(821,340)
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Other Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.20%)
Fair Value			(14,913)
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.50%)		(8.80%)
Fair Value	(175,823)		(836,253)
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.00%		1.80%
Fair Value	69,883		188,512
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.60%		0.40%
Fair Value	111,928		41,319
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.40%
Fair Value	3,491		42,200
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	(0.10%)
Fair Value	580		(5,281)
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold | Food And Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.10%
Fair Value	50,466		11,690
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.30%
Fair Value	(227)		32,845
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.40%)		0.60%
Fair Value	(96,355)		56,459
SUPERFUND GOLD, L.P.- SERIES B | Futures Contracts Sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.10%
Fair Value			9,280
SUPERFUND GOLD, L.P.- SERIES B | Futures And Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.80%		(6.80%)
Fair Value	129,404		(615,498)
SUPERFUND GOLD, L.P.- SERIES B | Futures And Forward Contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		0.10%
Fair Value	14,303		5,388
SUPERFUND GOLD, L.P.- SERIES B | Futures And Forward Contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.30%
Fair Value	(9,327)		33,647
SUPERFUND GOLD, L.P.- SERIES B | Futures And Forward Contracts | UNITED KINGDOM
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.00%	[1]
Fair Value	(4,604)		2,903
SUPERFUND GOLD, L.P.- SERIES B | Futures And Forward Contracts | JAPAN
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.60%		0.40%
Fair Value	111,827		51,087
SUPERFUND GOLD, L.P.- SERIES B | Futures And Forward Contracts | UNITED STATES
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.80%)		(7.80%)
Fair Value	(55,912)		(732,169)
SUPERFUND GOLD, L.P.- SERIES B | Futures And Forward Contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.00%		0.20%
Fair Value	$ 73,117		$ 23,646

[1]	Due to rounding

Condensed Schedule of Investments (Parenthetical) (Detail) (US Treasury Bill Securities, USD $)	Dec. 31, 2011
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 6,400,000
SUPERFUND GOLD, L.P.- SERIES A
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	3,700,000
SUPERFUND GOLD, L.P.- SERIES B
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 2,700,000

Statement of Changes in Net Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Decrease in net assets from operations
Net investment loss	$ (1,831,216)	$ (2,712,753)
Net realized gain (loss) on futures and forward contracts	(1,633,508)	5,588,766
Net change in unrealized appreciation (depreciation) on futures and forward contracts	1,995,277	(4,490,529)
Net decrease in net assets from operations	(1,469,447)	(1,614,516)
Capital share transactions
Issuance of Units	3,810,089	10,736,259
Redemption of Units	(5,333,399)	(10,437,522)
Net increase (decrease) in net assets from capital share transactions	(1,523,310)	298,737
Net increase (decrease) in net assets	(2,992,757)	(1,315,779)
Net assets, beginning of year	25,359,446	26,675,225
Net assets, end of year	22,366,689	25,359,446
SUPERFUND GOLD, L.P.- SERIES A
Decrease in net assets from operations
Net investment loss	(1,140,104)	(1,374,933)
Net realized gain (loss) on futures and forward contracts	(871,078)	2,767,330
Net change in unrealized appreciation (depreciation) on futures and forward contracts	1,250,375	(2,413,790)
Net decrease in net assets from operations	(760,807)	(1,021,393)
Capital share transactions
Issuance of Units	2,783,531	8,156,974
Redemption of Units	(2,519,451)	(5,033,119)
Net increase (decrease) in net assets from capital share transactions	264,080	3,123,855
Net increase (decrease) in net assets	(496,727)	2,102,462
Net assets, beginning of year	15,819,153	13,716,691
Net assets, end of year	15,322,426	15,819,153
Series A-1
Capital share transactions
Net assets, beginning of year	12,507,057
Net assets, end of year	11,986,641	12,507,057
Series Units, beginning of year	8,359.51	6,916.044
Issuance of Units	1,481.653	3,951.118
Redemption of Units	(1,417.863)	(2,507.652)
Series Units, end of year	8,423.3	8,359.51
Series A-2
Capital share transactions
Net assets, beginning of year	3,312,096
Net assets, end of year	3,335,785	3,312,096
Series Units, beginning of year	2,037.421	1,724.508
Issuance of Units	293.053	877.402
Redemption of Units	(215.808)	(564.489)
Series Units, end of year	2,114.666	2,037.421
SUPERFUND GOLD, L.P.- SERIES B
Decrease in net assets from operations
Net investment loss	(691,112)	(1,337,820)
Net realized gain (loss) on futures and forward contracts	(762,430)	2,821,436
Net change in unrealized appreciation (depreciation) on futures and forward contracts	744,902	(2,076,739)
Net decrease in net assets from operations	(708,640)	(593,123)
Capital share transactions
Issuance of Units	1,026,558	2,579,285
Redemption of Units	(2,813,948)	(5,404,403)
Net increase (decrease) in net assets from capital share transactions	(1,787,390)	(2,825,118)
Net increase (decrease) in net assets	(2,496,030)	(3,418,241)
Net assets, beginning of year	9,540,293	12,958,534
Net assets, end of year	7,044,263	9,540,293
Series B-1
Capital share transactions
Net assets, beginning of year	5,617,352
Net assets, end of year	3,618,576	5,617,352
Series Units, beginning of year	4,524.265	5,784.122
Issuance of Units	309.453	1,527.856
Redemption of Units	(1,575.434)	(2,787.713)
Series Units, end of year	3,258.284	4,524.265
Series B-2
Capital share transactions
Net assets, beginning of year	3,922,941
Net assets, end of year	$ 3,425,687	$ 3,922,941
Series Units, beginning of year	3,015.557	3,700.48
Issuance of Units	512.776	314.675
Redemption of Units	(642.644)	(999.598)
Series Units, end of year	2,885.689	3,015.557

Nature of Operations - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Limited Partners' Capital Account [Line Items]
Percentage of Owning Units by Limited Partners of Outstanding Units of Each Series Having Right of Dissolution of Fund	50.00%
Minimum Notice Period for Dissolution	90 days
Minimum Aggregate Net Assets Position Not Resulting in Dissolution	$ 500,000
Period to Cease the General Partner of Fund	120 days
SUPERFUND GOLD, L.P.- SERIES A
Limited Partners' Capital Account [Line Items]
Targeted Average Ratio of Margin to Equity Percentage	20.00%
SUPERFUND GOLD, L.P.- SERIES B
Limited Partners' Capital Account [Line Items]
Targeted Average Ratio of Margin to Equity Percentage	30.00%
Leverage ratio used for implementation of fund's futures and forward trading program	1.5

Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended
Dec. 31, 2012
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Derivative Contracts Valued Using Level 3 Inputs During Period	$ 0

Summary of Valuation of Fund's Assets and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	$ 367,388
Total Liabilities Measured at Fair Value	191,399
SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	196,805	3,959,271
Total Liabilities Measured at Fair Value	150,220	1,463,061
SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	170,583	2,954,200
Total Liabilities Measured at Fair Value	41,179	869,698
SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		6,913,471
Total Liabilities Measured at Fair Value		2,332,759
U S Government Securities | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		3,700,000
U S Government Securities | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		2,700,000
U S Government Securities | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		6,400,000
Unrealized Appreciation On Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	182,189
Unrealized Appreciation On Forward Contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	111,557	69,300
Unrealized Appreciation On Forward Contracts | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	70,632	65,688
Unrealized Appreciation On Forward Contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		134,988
Futures Contracts Purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	30,068
Total Liabilities Measured at Fair Value	89,610
Futures Contracts Purchased | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	89,610	1,411,823
Futures Contracts Purchased | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	30,068
Total Liabilities Measured at Fair Value		825,539
Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	101,789
Unrealized depreciation on open forward contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	60,610	51,238
Unrealized depreciation on open forward contracts | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	41,179	44,159
Unrealized depreciation on open forward contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value		95,397
Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	155,131
Futures Contracts Sold | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	85,248	189,971
Futures Contracts Sold | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	69,883	188,512
Futures Contracts Sold | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		378,483
Total Liabilities Measured at Fair Value		2,237,362
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	185,199
Total Liabilities Measured at Fair Value	89,610
Fair Value, Inputs, Level 1 | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	85,248	189,971
Total Liabilities Measured at Fair Value	89,610	1,411,823
Fair Value, Inputs, Level 1 | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	99,951	188,512
Total Liabilities Measured at Fair Value		825,539
Fair Value, Inputs, Level 1 | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		378,483
Total Liabilities Measured at Fair Value		2,237,362
Fair Value, Inputs, Level 1 | Futures Contracts Purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	30,068
Total Liabilities Measured at Fair Value	89,610
Fair Value, Inputs, Level 1 | Futures Contracts Purchased | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	89,610	1,411,823
Fair Value, Inputs, Level 1 | Futures Contracts Purchased | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	30,068
Total Liabilities Measured at Fair Value		825,539
Fair Value, Inputs, Level 1 | Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	155,131
Fair Value, Inputs, Level 1 | Futures Contracts Sold | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	85,248	189,971
Fair Value, Inputs, Level 1 | Futures Contracts Sold | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	69,883	188,512
Fair Value, Inputs, Level 1 | Futures Contracts Sold | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		378,483
Total Liabilities Measured at Fair Value		2,237,362
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	182,189
Total Liabilities Measured at Fair Value	101,789
Fair Value, Inputs, Level 2 | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	111,557	3,769,300
Total Liabilities Measured at Fair Value	60,610	51,238
Fair Value, Inputs, Level 2 | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	70,632	2,765,688
Total Liabilities Measured at Fair Value	41,179	44,159
Fair Value, Inputs, Level 2 | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		6,534,988
Total Liabilities Measured at Fair Value		95,397
Fair Value, Inputs, Level 2 | U S Government Securities | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		3,700,000
Fair Value, Inputs, Level 2 | U S Government Securities | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		2,700,000
Fair Value, Inputs, Level 2 | U S Government Securities | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		6,400,000
Fair Value, Inputs, Level 2 | Unrealized Appreciation On Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	182,189
Fair Value, Inputs, Level 2 | Unrealized Appreciation On Forward Contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	111,557	69,300
Fair Value, Inputs, Level 2 | Unrealized Appreciation On Forward Contracts | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	70,632	65,688
Fair Value, Inputs, Level 2 | Unrealized Appreciation On Forward Contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		134,988
Fair Value, Inputs, Level 2 | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	101,789
Fair Value, Inputs, Level 2 | Unrealized depreciation on open forward contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	60,610	51,238
Fair Value, Inputs, Level 2 | Unrealized depreciation on open forward contracts | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	41,179	44,159
Fair Value, Inputs, Level 2 | Unrealized depreciation on open forward contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value		$ 95,397

Fair Value of Fund's Derivatives by Instrument Type (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 367,388	$ 513,471
Liability Derivatives	(191,399)	(2,332,759)
Net	175,989	(1,819,288)
Foreign Exchange Contract | Unrealized Appreciation On Forward Contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives	182,189	134,988
Net	182,189	134,988
Foreign Exchange Contract | Unrealized depreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Liability Derivatives	(101,789)	(95,397)
Net	(101,789)	(95,397)
Future | Futures Contracts Purchased
Derivatives, Fair Value [Line Items]
Asset Derivatives	30,068
Liability Derivatives	(89,610)	(2,237,362)
Net	(59,542)	(2,237,362)
Future | Futures Contracts Sold
Derivatives, Fair Value [Line Items]
Asset Derivatives	155,131	378,483
Net	155,131	378,483
SUPERFUND GOLD, L.P.- SERIES A
Derivatives, Fair Value [Line Items]
Asset Derivatives	196,805	259,271
Liability Derivatives	(150,220)	(1,463,061)
Net	46,585	(1,203,790)
SUPERFUND GOLD, L.P.- SERIES A | Foreign Exchange Contract | Unrealized Appreciation On Forward Contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives	111,557	69,300
Net	111,557	69,300
SUPERFUND GOLD, L.P.- SERIES A | Foreign Exchange Contract | Unrealized depreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Liability Derivatives	(60,610)	(51,238)
Net	(60,610)	(51,238)
SUPERFUND GOLD, L.P.- SERIES A | Future | Futures Contracts Purchased
Derivatives, Fair Value [Line Items]
Liability Derivatives	(89,610)	(1,411,823)
Net	(89,610)	(1,411,823)
SUPERFUND GOLD, L.P.- SERIES A | Future | Futures Contracts Sold
Derivatives, Fair Value [Line Items]
Asset Derivatives	85,248	189,971
Net	85,248	189,971
SUPERFUND GOLD, L.P.- SERIES B
Derivatives, Fair Value [Line Items]
Asset Derivatives	170,583	254,200
Liability Derivatives	(41,179)	(869,698)
Net	129,404	(615,498)
SUPERFUND GOLD, L.P.- SERIES B | Foreign Exchange Contract | Unrealized Appreciation On Forward Contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives	70,632	65,688
Net	70,632	65,688
SUPERFUND GOLD, L.P.- SERIES B | Foreign Exchange Contract | Unrealized depreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Liability Derivatives	(41,179)	(44,159)
Net	(41,179)	(44,159)
SUPERFUND GOLD, L.P.- SERIES B | Future | Futures Contracts Purchased
Derivatives, Fair Value [Line Items]
Asset Derivatives	30,068
Liability Derivatives		(825,539)
Net	30,068	(825,539)
SUPERFUND GOLD, L.P.- SERIES B | Future | Futures Contracts Sold
Derivatives, Fair Value [Line Items]
Asset Derivatives	69,883	188,512
Net	$ 69,883	$ 188,512

Effects of Derivative Instruments on Statement of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	$ (1,633,508)	$ 5,588,766
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	1,995,277	(4,490,529)
SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(762,430)	2,821,436
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	744,902	(2,076,739)
SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(871,078)	2,767,330
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	1,250,375	(2,413,790)
Net Realized And Unrealized Gain Loss On Futures And Forward Contracts | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	263,199	(119,549)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	40,809	(148,534)
Net Realized And Unrealized Gain Loss On Futures And Forward Contracts | Future
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(1,896,707)	5,708,315
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	1,954,468	(4,341,995)
Net Realized And Unrealized Gain Loss On Futures And Forward Contracts | SUPERFUND GOLD, L.P.- SERIES B | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	141,902	(23,086)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	7,924	(84,698)
Net Realized And Unrealized Gain Loss On Futures And Forward Contracts | SUPERFUND GOLD, L.P.- SERIES B | Future
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(904,332)	2,844,522
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	736,978	(1,992,041)
Net Realized And Unrealized Gain Loss On Futures And Forward Contracts | SUPERFUND GOLD, L.P.- SERIES A | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	121,297	(96,463)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	32,885	(63,836)
Net Realized And Unrealized Gain Loss On Futures And Forward Contracts | SUPERFUND GOLD, L.P.- SERIES A | Future
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(992,375)	2,863,793
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$ 1,217,490	$ (2,349,954)

Gross and Net Unrealized Gains and Losses by Long and Short Positions (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	$ 175,989		$ (1,819,288)
Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	80,400		39,591
Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	248,045		153,765
Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	158,736		(6,057)
Food And Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	120,345		54,010
Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	269,451		67,064
Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(791,814)		(2,144,652)
Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions			18,950
Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	90,826		(1,959)
Long Position
Derivative Instruments, Gain (Loss) [Line Items]
Gains	982,834		151,629
Gains percentage of net assets	4.40%		0.50%
Losses	(877,762)		(2,427,924)
Loss percentage of net assets	(3.90%)		(9.50%)
Long Position | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gains	181,362		5,543
Gains percentage of net assets	0.80%		0.00%	[1]
Losses	(16,748)		(44,476)
Loss percentage of net assets	(0.10%)		(0.20%)
Long Position | Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains	80,981		68,883
Gains percentage of net assets	0.40%		0.30%
Losses	(91,145)		(400)
Loss percentage of net assets	(0.40%)		0.00%	[1]
Long Position | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	172,165		33,539
Gains percentage of net assets	0.80%		0.10%
Losses	(15,042)		(27,659)
Loss percentage of net assets	(0.10%)		(0.10%)
Long Position | Food And Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains			32,513
Gains percentage of net assets			0.10%
Losses			(1,800)
Loss percentage of net assets			0.00%	[1]
Long Position | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains	365,180		10,041
Gains percentage of net assets	1.60%		0.00%	[1]
Losses	(95,225)		(1,848)
Loss percentage of net assets	(0.40%)		0.00%	[1]
Long Position | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	88,702		1,110
Gains percentage of net assets	0.40%		0.00%	[1]
Losses	(658,888)		(2,265,102)
Loss percentage of net assets	(2.90%)		(8.90%)
Long Position | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	94,444
Gains percentage of net assets	0.40%
Losses	(714)		(86,639)
Loss percentage of net assets	0.00%	[1]	(0.30%)
Short Position
Derivative Instruments, Gain (Loss) [Line Items]
Gains	808,185		651,599
Gains percentage of net assets	3.60%		2.50%
Losses	(737,268)		(194,592)
Loss percentage of net assets	(3.30%)		(0.70%)
Short Position | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gains	827		129,445
Gains percentage of net assets	0.00%	[1]	0.50%
Losses	(85,041)		(50,921)
Loss percentage of net assets	(0.40%)		(0.20%)
Short Position | Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains	260,503		91,363
Gains percentage of net assets	1.20%		0.40%
Losses	(2,294)		(6,081)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]
Short Position | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,613
Gains percentage of net assets	0.00%	[1]
Losses			(11,937)
Loss percentage of net assets			0.00%	[1]
Short Position | Food And Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	123,461		85,412
Gains percentage of net assets	0.60%		0.30%
Losses	(3,116)		(62,115)
Loss percentage of net assets	0.00%	[1]	(0.20%)
Short Position | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains			77,622
Gains percentage of net assets			0.30%
Losses	(504)		(18,751)
Loss percentage of net assets	0.00%	[1]	(0.10%)
Short Position | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	226,985		163,647
Gains percentage of net assets	1.00%		0.60%
Losses	(448,613)		(44,307)
Loss percentage of net assets	(2.00%)		(0.20%)
Short Position | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Gains			19,430
Gains percentage of net assets			0.10%
Losses			(480)
Loss percentage of net assets			0.00%	[1]
Short Position | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	194,796		84,680
Gains percentage of net assets	0.90%		0.30%
Losses	(197,700)
Loss percentage of net assets	(0.90%)
SUPERFUND GOLD, L.P.- SERIES A | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	46,585		(1,203,790)
SUPERFUND GOLD, L.P.- SERIES A | Foreign Exchange Contract | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	50,947		18,062
SUPERFUND GOLD, L.P.- SERIES A | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	140,292		80,863
SUPERFUND GOLD, L.P.- SERIES A | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	93,927		(4,042)
SUPERFUND GOLD, L.P.- SERIES A | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	69,879		28,345
SUPERFUND GOLD, L.P.- SERIES A | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	163,900		30,743
SUPERFUND GOLD, L.P.- SERIES A | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(519,636)		(1,364,858)
SUPERFUND GOLD, L.P.- SERIES A | Livestock | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions			9,670
SUPERFUND GOLD, L.P.- SERIES A | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	47,276		(2,573)
SUPERFUND GOLD, L.P.- SERIES A | Long Position | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	585,387		81,187
Gains percentage of net assets	4.00%		0.50%
Losses	(573,397)		(1,513,557)
Loss percentage of net assets	(3.90%)		(9.50%)
SUPERFUND GOLD, L.P.- SERIES A | Long Position | Foreign Exchange Contract | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	111,070		2,774
Gains percentage of net assets	0.70%		0.00%	[1]
Losses	(9,470)		(23,321)
Loss percentage of net assets	(0.10%)		(0.10%)
SUPERFUND GOLD, L.P.- SERIES A | Long Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	47,906		37,100
Gains percentage of net assets	0.40%		0.20%
Losses	(53,895)		(200)
Loss percentage of net assets	(0.40%)		0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES A | Long Position | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	101,664		17,166
Gains percentage of net assets	0.70%		0.10%
Losses	(8,770)		(14,552)
Loss percentage of net assets	(0.10%)		(0.10%)
SUPERFUND GOLD, L.P.- SERIES A | Long Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			17,413
Gains percentage of net assets			0.10%
Losses			(675)
Loss percentage of net assets			0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES A | Long Position | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	220,513		5,624
Gains percentage of net assets	1.50%		0.10%
Losses	(56,336)		(907)
Loss percentage of net assets	(0.40%)		0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES A | Long Position | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	50,177		1,110
Gains percentage of net assets	0.30%		0.00%	[1]
Losses	(444,540)		(1,428,849)
Loss percentage of net assets	(2.90%)		(9.00%)
SUPERFUND GOLD, L.P.- SERIES A | Long Position | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	54,057
Gains percentage of net assets	0.40%
Losses	(386)		(45,053)
Loss percentage of net assets	0.00%	[1]	(0.30%)
SUPERFUND GOLD, L.P.- SERIES A | Short Position | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	458,721		337,448
Gains percentage of net assets	3.10%		2.20%
Losses	(424,126)		(108,868)
Loss percentage of net assets	(2.80%)		(0.70%)
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Foreign Exchange Contract | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	487		66,526
Gains percentage of net assets	0.00%	[1]	0.40%
Losses	(51,140)		(27,917)
Loss percentage of net assets	(0.30%)		(0.20%)
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	147,619		47,744
Gains percentage of net assets	1.00%		0.30%
Losses	(1,338)		(3,781)
Loss percentage of net assets	0.00%	[1]	0.00%
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,033
Gains percentage of net assets	0.00%	[1]
Losses			(6,656)
Loss percentage of net assets			0.00%
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	71,612		44,589
Gains percentage of net assets	0.50%		0.30%
Losses	(1,733)		(32,982)
Loss percentage of net assets	0.00%	[1]	(0.20%)
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			38,232
Gains percentage of net assets			0.20%
Losses	(277)		(12,206)
Loss percentage of net assets	0.00%	[1]	(0.10%)
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	132,145		88,207
Gains percentage of net assets	0.90%		0.60%
Losses	(257,418)		(25,326)
Loss percentage of net assets	(1.70%)		(0.20%)
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Livestock | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			9,670
Gains percentage of net assets			0.10%
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	105,825		42,480
Gains percentage of net assets	0.70%		0.30%
Losses	(112,220)
Loss percentage of net assets	(0.80%)
SUPERFUND GOLD, L.P.- SERIES B | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	129,404		615,498
SUPERFUND GOLD, L.P.- SERIES B | Foreign Exchange Contract | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	29,453		21,529
SUPERFUND GOLD, L.P.- SERIES B | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	107,753		72,902
SUPERFUND GOLD, L.P.- SERIES B | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	64,809		(2,015)
SUPERFUND GOLD, L.P.- SERIES B | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	50,466		25,665
SUPERFUND GOLD, L.P.- SERIES B | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	105,551		36,321
SUPERFUND GOLD, L.P.- SERIES B | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(272,178)		(779,794)
SUPERFUND GOLD, L.P.- SERIES B | Livestock | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions			9,280
SUPERFUND GOLD, L.P.- SERIES B | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	43,550		614
SUPERFUND GOLD, L.P.- SERIES B | Long Position | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	397,447		70,442
Gains percentage of net assets	5.60%		0.50%
Losses	(304,365)		(914,367)
Loss percentage of net assets	(4.30%)		(9.60%)
SUPERFUND GOLD, L.P.- SERIES B | Long Position | Foreign Exchange Contract | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	70,292		2,769
Gains percentage of net assets	1.00%		0.00%	[1]
Losses	(7,278)		(21,155)
Loss percentage of net assets	(0.10%)		(0.30%)
SUPERFUND GOLD, L.P.- SERIES B | Long Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	33,075		31,783
Gains percentage of net assets	0.50%		0.30%
Losses	(37,250)		(200)
Loss percentage of net assets	(0.50%)		0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES B | Long Position | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	70,501		16,373
Gains percentage of net assets	1.00%		0.10%
Losses	(6,272)		(13,107)
Loss percentage of net assets	(0.10%)		(0.10%)
SUPERFUND GOLD, L.P.- SERIES B | Long Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			15,100
Gains percentage of net assets			0.10%
Losses			(1,125)
Loss percentage of net assets			0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES B | Long Position | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	144,667		4,417
Gains percentage of net assets	2.10%		0.00%	[1]
Losses	(38,889)		(941)
Loss percentage of net assets	(0.60%)		0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES B | Long Position | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	38,525
Gains percentage of net assets	0.50%
Losses	(214,348)		(836,253)
Loss percentage of net assets	(3.00%)		(8.80%)
SUPERFUND GOLD, L.P.- SERIES B | Long Position | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	40,387
Gains percentage of net assets	0.60%
Losses	(328)		(41,586)
Loss percentage of net assets	0.00%	[1]	(0.40%)
SUPERFUND GOLD, L.P.- SERIES B | Short Position | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	349,464		314,151
Gains percentage of net assets	4.80%		3.20%
Losses	(313,142)		(85,724)
Loss percentage of net assets	(4.40%)		(0.90%)
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Foreign Exchange Contract | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	340		62,919
Gains percentage of net assets	0.00%	[1]	0.70%
Losses	(33,901)		(23,004)
Loss percentage of net assets	(0.50%)		(0.20%)
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	112,884		43,619
Gains percentage of net assets	1.50%		0.40%
Losses	(956)		(2,300)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	580
Gains percentage of net assets	0.00%	[1]
Losses			(5,281)
Loss percentage of net assets			(0.10%)
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	51,849		40,823
Gains percentage of net assets	0.70%		0.40%
Losses	(1,383)		(29,133)
Loss percentage of net assets	0.00%	[1]	(0.30%)
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			39,390
Gains percentage of net assets			0.40%
Losses	(227)		(6,545)
Loss percentage of net assets	0.00%	[1]	(0.10%)
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	94,840		75,440
Gains percentage of net assets	1.30%		0.80%
Losses	(191,195)		(18,981)
Loss percentage of net assets	(2.70%)		(0.20%)
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Livestock | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			9,760
Gains percentage of net assets			0.10%
Losses			(480)
Loss percentage of net assets			0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	88,971		42,200
Gains percentage of net assets	1.30%		0.40%
Losses	$ (85,480)
Loss percentage of net assets	(1.20%)

[1]	Due to rounding

Average Contract Volume by Market Sector (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract		Dec. 31, 2011 Contract
Long Position
Derivative [Line Items]
Derivatives number of contracts	5,676	[1]	4,359	[1]
Long Position | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	2,564	[1]	2,349	[1]
Long Position | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	3,112	[1]	2,010	[1]
Long Position | Foreign Exchange
Derivative [Line Items]
Derivatives number of contracts	93	[1]	75	[1]
Derivatives average value of positions	495,922	[1]	409,877	[1]
Long Position | Foreign Exchange | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	45	[1]	39	[1]
Derivatives average value of positions	224,920	[1]	225,849	[1]
Long Position | Foreign Exchange | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	48	[1]	36	[1]
Derivatives average value of positions	271,002	[1]	184,028	[1]
Long Position | Currency Swap
Derivative [Line Items]
Derivatives number of contracts	826		1,023
Long Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	376		544
Long Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	450		479
Long Position | Financial
Derivative [Line Items]
Derivatives number of contracts	2,395		1,726
Long Position | Financial | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	1,094		921
Long Position | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	1,301		805
Long Position | Food And Fiber
Derivative [Line Items]
Derivatives number of contracts	88		131
Long Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	41		70
Long Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	47		61
Long Position | Indices
Derivative [Line Items]
Derivatives number of contracts	1,087		659
Long Position | Indices | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	484		376
Long Position | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	603		283
Long Position | Metals
Derivative [Line Items]
Derivatives number of contracts	771		393
Long Position | Metals | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	336		212
Long Position | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	435		181
Long Position | Livestock
Derivative [Line Items]
Derivatives number of contracts	31		57
Long Position | Livestock | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	14		30
Long Position | Livestock | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	17		27
Long Position | Energy
Derivative [Line Items]
Derivatives number of contracts	385		295
Long Position | Energy | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	174		157
Long Position | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	211		138
Short Position
Derivative [Line Items]
Derivatives number of contracts	3,131	[1]	1,929	[1]
Short Position | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	1,436	[1]	1,006	[1]
Short Position | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	1,695	[1]	923	[1]
Short Position | Foreign Exchange
Derivative [Line Items]
Derivatives number of contracts	85	[1]	73	[1]
Derivatives average value of positions	495,459	[1]	343,903	[1]
Short Position | Foreign Exchange | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	41	[1]	38	[1]
Derivatives average value of positions	223,010	[1]	184,693	[1]
Short Position | Foreign Exchange | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	44	[1]	35	[1]
Derivatives average value of positions	272,449	[1]	159,210	[1]
Short Position | Currency Swap
Derivative [Line Items]
Derivatives number of contracts	930		224
Short Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	430		113
Short Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	500		111
Short Position | Financial
Derivative [Line Items]
Derivatives number of contracts	552		510
Short Position | Financial | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	252		275
Short Position | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	300		235
Short Position | Food And Fiber
Derivative [Line Items]
Derivatives number of contracts	182		71
Short Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	82		35
Short Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	100		36
Short Position | Indices
Derivative [Line Items]
Derivatives number of contracts	664		471
Short Position | Indices | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	308		242
Short Position | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	356		229
Short Position | Metals
Derivative [Line Items]
Derivatives number of contracts	240		136
Short Position | Metals | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	109		74
Short Position | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	131		62
Short Position | Livestock
Derivative [Line Items]
Derivatives number of contracts	110		26
Short Position | Livestock | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	50		13
Short Position | Livestock | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	60		13
Short Position | Energy
Derivative [Line Items]
Derivatives number of contracts	368		418
Short Position | Energy | SUPERFUND GOLD, L.P.- SERIES B
Derivative [Line Items]
Derivatives number of contracts	164		216
Short Position | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative [Line Items]
Derivatives number of contracts	204		202

[1]	Based on quarterly holdings

Summary of Derivative Trading Results by Market Sector (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	$ (1,633,508)	$ 5,588,766
Change in Net Unrealized Gain (Loss)	1,995,277	(4,490,529)
Net Trading Gain (Loss)	361,769	1,098,237
SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(871,078)	2,767,330
Change in Net Unrealized Gain (Loss)	1,250,375	(2,413,790)
Net Trading Gain (Loss)	379,297	353,540
SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(762,430)	2,821,436
Change in Net Unrealized Gain (Loss)	744,902	(2,076,739)
Net Trading Gain (Loss)	(17,528)	744,697
Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	263,199	(119,549)
Change in Net Unrealized Gain (Loss)	40,809	(148,534)
Net Trading Gain (Loss)	304,008	(268,083)
Foreign Exchange | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	121,297	(96,463)
Change in Net Unrealized Gain (Loss)	32,885	(63,836)
Net Trading Gain (Loss)	154,182	(160,299)
Foreign Exchange | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	141,902	(23,086)
Change in Net Unrealized Gain (Loss)	7,924	(84,698)
Net Trading Gain (Loss)	149,826	(107,784)
Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(1,162,365)	(1,508,127)
Change in Net Unrealized Gain (Loss)	94,280	(364,592)
Net Trading Gain (Loss)	(1,068,085)	(1,872,719)
Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(570,390)	(853,077)
Change in Net Unrealized Gain (Loss)	59,429	(142,275)
Net Trading Gain (Loss)	(510,961)	(995,352)
Currency Swap | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(591,975)	(655,050)
Change in Net Unrealized Gain (Loss)	34,851	(222,317)
Net Trading Gain (Loss)	(557,124)	(877,367)
Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	639,203	2,001,449
Change in Net Unrealized Gain (Loss)	164,793	(111,250)
Net Trading Gain (Loss)	803,996	1,890,199
Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	348,139	945,914
Change in Net Unrealized Gain (Loss)	97,969	(48,501)
Net Trading Gain (Loss)	446,108	897,413
Financial | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	291,064	1,055,535
Change in Net Unrealized Gain (Loss)	66,824	(62,749)
Net Trading Gain (Loss)	357,888	992,786
Food And Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(737,597)	(517,447)
Change in Net Unrealized Gain (Loss)	66,335	(140,240)
Net Trading Gain (Loss)	(671,262)	(657,687)
Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(406,993)	(253,834)
Change in Net Unrealized Gain (Loss)	41,534	(53,436)
Net Trading Gain (Loss)	(365,459)	(307,270)
Food And Fiber | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(330,604)	(263,613)
Change in Net Unrealized Gain (Loss)	24,801	(86,804)
Net Trading Gain (Loss)	(305,803)	(350,417)
Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	26,837	(1,877,005)
Change in Net Unrealized Gain (Loss)	202,387	(70,964)
Net Trading Gain (Loss)	229,224	(1,947,969)
Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	100,339	(930,898)
Change in Net Unrealized Gain (Loss)	133,157	(25,509)
Net Trading Gain (Loss)	233,496	(956,407)
Indices | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(73,502)	(946,107)
Change in Net Unrealized Gain (Loss)	69,230	(45,455)
Net Trading Gain (Loss)	(4,272)	(991,562)
Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(1,278,198)	6,405,112
Change in Net Unrealized Gain (Loss)	1,352,838	(3,499,677)
Net Trading Gain (Loss)	74,640	2,905,435
Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(748,732)	3,488,133
Change in Net Unrealized Gain (Loss)	845,222	(2,014,291)
Net Trading Gain (Loss)	96,490	1,473,842
Metals | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(529,466)	2,916,979
Change in Net Unrealized Gain (Loss)	507,616	(1,485,386)
Net Trading Gain (Loss)	(21,850)	1,431,593
Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(64,462)	(284,910)
Change in Net Unrealized Gain (Loss)	(18,950)	(73,510)
Net Trading Gain (Loss)	(83,412)	(358,420)
Livestock | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(46,044)	(149,450)
Change in Net Unrealized Gain (Loss)	(9,670)	(31,300)
Net Trading Gain (Loss)	(55,714)	(180,750)
Livestock | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(18,418)	(135,460)
Change in Net Unrealized Gain (Loss)	(9,280)	(42,210)
Net Trading Gain (Loss)	(27,698)	(177,670)
Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	679,875	1,489,243
Change in Net Unrealized Gain (Loss)	92,785	(81,762)
Net Trading Gain (Loss)	772,660	1,407,481
Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	331,306	617,005
Change in Net Unrealized Gain (Loss)	49,849	(34,642)
Net Trading Gain (Loss)	381,155	582,363
Energy | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	348,569	872,238
Change in Net Unrealized Gain (Loss)	42,936	(47,120)
Net Trading Gain (Loss)	$ 391,505	$ 825,118

Due from/to Brokers - Additional Information (Detail) (USD $)	3 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 31, 2012 Series A-1	Dec. 31, 2011 Series A-1	May 31, 2012 Series A-2	Dec. 31, 2011 Series A-2	May 31, 2012 Series B-1	Dec. 31, 2011 Series B-1	May 31, 2012 Series B-2	Dec. 31, 2011 Series B-2	Jun. 11, 2012 SUPERFUND GOLD, L.P.- SERIES A	Jun. 11, 2012 SUPERFUND GOLD, L.P.- SERIES B
Securities Financing Transaction [Line Items]
Amount due to brokers		$ 0
Shortfall in customer segregated funds account	22.00%
Decrease in net asset value				74,000		19,000		58,000		43,000
Fund closed on sale in amount											$ 312,885	$ 335,057
Net asset value decrease percentage			0.05%		0.05%		0.07%		0.07%
Net asset value decrease per unit			$ 0.86		$ 0.94		$ 1.06		$ 1.12

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Incentive fees	25.00%
Management fee	2.25%
Offering expenses percentage	0.75%
Maximum cumulative selling commission percentage	10.00%
Superfund Capital Management
Related Party Transaction [Line Items]
Combined value	1,215,029
Gains allocated to Units of Series A-1 and Series B-1	173,874
Series A-1
Related Party Transaction [Line Items]
Selling commissions percentage	2.00%
General partners ownership in capital accounts units issued	514.918
General partners ownership in capital accounts units issued percentage	6.11%
Series B-1
Related Party Transaction [Line Items]
Selling commissions percentage	2.00%
General partners ownership in capital accounts units issued	434.258
General partners ownership in capital accounts units issued percentage	13.33%

Summary of Financial Highlights (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Limited Partners' Capital Account [Line Items]
Incentive fees	25.00%
Series A-1
Limited Partners' Capital Account [Line Items]
Total return after incentive fees	(4.80%)	[1]	(4.50%)	[1]
Total expenses	7.20%		8.60%
Net investment loss	(7.20%)		(7.20%)
Net asset value per unit, beginning of year	$ 1,496.15		$ 1,566.65
Net investment loss	$ (111.73)		$ (143.06)
Net gain on investments	$ 38.61		$ 72.56
Net asset value per unit, end of year	$ 1,423.03		$ 1,496.15
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$ (78.96)	[2]	$ (103.81)	[2]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$ (73.12)		$ (70.5)
Series A-1 | Total Return
Limited Partners' Capital Account [Line Items]
Total return before incentive fees	(4.80%)	[1]	(2.60%)	[1]
Incentive fees	0.00%	[1]	(1.30%)	[1]
MF Global reserve (See Note 4)	0.00%	[1]	(0.60%)	[1]
Series A-1 | Ratio To Average Partner Capital
Limited Partners' Capital Account [Line Items]
Operating expenses before incentive fees	7.20%		6.70%
Incentive fees	0.00%		1.40%
MF Global reserve (See Note 4)	0.00%		0.60%
Series A-2
Limited Partners' Capital Account [Line Items]
Total return after incentive fees	(2.90%)	[1]	(2.70%)	[1]
Total expenses	5.10%		6.80%
Net investment loss	(5.20%)		(5.10%)
Net asset value per unit, beginning of year	$ 1,625.63		$ 1,671
Net investment loss	$ (87.81)		$ (120.58)
Net gain on investments	$ 39.63		$ 75.21
Net asset value per unit, end of year	$ 1,577.45		$ 1,625.63
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$ (39.22)	[3]	$ (96.66)	[3]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$ (48.18)		$ (45.37)
Series A-2 | Total Return
Limited Partners' Capital Account [Line Items]
Total return before incentive fees	(2.90%)	[1]	(0.60%)	[1]
Incentive fees	0.00%	[1]	(1.50%)	[1]
MF Global reserve (See Note 4)	0.00%	[1]	(0.60%)	[1]
Series A-2 | Ratio To Average Partner Capital
Limited Partners' Capital Account [Line Items]
Operating expenses before incentive fees	5.10%		4.60%
Incentive fees	0.00%		1.60%
MF Global reserve (See Note 4)	0.00%		0.60%
Series B-1
Limited Partners' Capital Account [Line Items]
Total return after incentive fees	(10.60%)	[1]	(8.10%)	[1]
Total expenses	8.30%		11.40%
Net investment loss	(8.20%)		(8.10%)
Net asset value per unit, beginning of year	$ 1,241.61		$ 1,351.21
Net investment loss	$ (104.78)		$ (161.43)
Net gain on investments			$ 51.83
Net loss on investments	$ (26.25)
Net asset value per unit, end of year	$ 1,110.58		$ 1,241.61
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$ (105.27)	[4]	$ (78.44)	[4]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$ (131.03)		$ (109.6)
Series B-1 | Total Return
Limited Partners' Capital Account [Line Items]
Total return before incentive fees	(10.50%)	[1]	(4.80%)	[1]
Incentive fees	0.00%	[1]	(2.30%)	[1]
MF Global reserve (See Note 4)	0.10%	[1]	(1.00%)	[1]
Series B-1 | Ratio To Average Partner Capital
Limited Partners' Capital Account [Line Items]
Operating expenses before incentive fees	8.20%		7.40%
Incentive fees	0.00%		3.30%
MF Global reserve (See Note 4)	0.10%		0.80%
Series B-2
Limited Partners' Capital Account [Line Items]
Total return after incentive fees	(8.80%)	[1]	(6.40%)	[1]
Total expenses	6.30%		9.20%
Net investment loss	(6.30%)		(6.10%)
Net asset value per unit, beginning of year	$ 1,300.9		$ 1,389.8
Net investment loss	$ (83.87)		$ (135.67)
Net gain on investments			$ 46.77
Net loss on investments	$ (29.9)
Net asset value per unit, end of year	$ 1,187.13		$ 1,300.9
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$ (89.97)	[5]	$ (50.73)	[5]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$ (113.77)		$ (88.9)
Series B-2 | Total Return
Limited Partners' Capital Account [Line Items]
Total return before incentive fees	(8.70%)	[1]	(2.90%)	[1]
Incentive fees	0.00%	[1]	(2.50%)	[1]
MF Global reserve (See Note 4)	(0.10%)	[1]	(1.00%)	[1]
Series B-2 | Ratio To Average Partner Capital
Limited Partners' Capital Account [Line Items]
Operating expenses before incentive fees	6.20%		5.30%
Incentive fees	0.00%		3.10%
MF Global reserve (See Note 4)	0.10%		0.80%

[1]	Total return is calculated for each Series of the Fund taken as a whole. An individual investor's return may vary from these returns based on the timing of capital transactions.
[2]	Weighted average number of Units outstanding for Series A-1 for the Years Ended December 31, 2012 and December 31, 2011: 8,629.77 and 8,066.50, respectively.
[3]	Weighted average number of Units outstanding for Series A-2 for the Years Ended December 31, 2012 and December 31, 2011: 2,024.35 and 1,903.44, respectively.
[4]	Weighted average number of Units outstanding for Series B-1 for the Years Ended December 31, 2012 and December 31, 2011: 4,102.09 and 5,422.14, respectively.
[5]	Weighted average number of Units outstanding for Series B-2 for the Years Ended December 31, 2012 and December 31, 2011: 3,076.50 and 3,340.25, respectively.

Financial Instrument Risk - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Instrument mature period	1 year
Exchange Traded Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gross unrealized gains	1,608,830
Gross unrealized losses	1,567,136
Exchange Traded Futures | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gross unrealized gains	932,551
Gross unrealized losses	990,808
Exchange Traded Futures | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gross unrealized gains	676,279
Gross unrealized losses	576,328
Non exchange traded forwards
Derivative Instruments, Gain (Loss) [Line Items]
Gross unrealized gains	182,189
Gross unrealized losses	101,789
Non exchange traded forwards | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gross unrealized gains	111,557
Gross unrealized losses	60,610
Non exchange traded forwards | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gross unrealized gains	70,632
Gross unrealized losses	41,179

Subscriptions and Redemptions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Limited Partners' Capital Account [Line Items]
Partners capital account redemptions	$ 5,333,399	$ 10,437,522
Number of days for redemptions	20 days
Minimum
Limited Partners' Capital Account [Line Items]
Partners capital account redemptions	1,000
Maximum
Limited Partners' Capital Account [Line Items]
Partners capital account redemptions	$ 10,000
Partners capital account, number of days for a written request for redemptions	5 days
Maximum | Special Redemption Period
Limited Partners' Capital Account [Line Items]
Partners capital account redemptions, maximum percentage of net asset value per unit that results in special redemption period	50.00%
Partners capital account, maximum number of days to notify partners about special redemption event	7 days
Partners capital account, maximum number of business days to declare special redemption date	10 days
Partners capital account, maximum number of business days from the date of suspension for special redemption date	30 days
Partners capital account, maximum number of business days to mail notice of special redemption date	10 days